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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia-Pacific Real Estate Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING European Real Estate Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Opportunities Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 58.0%
		Hong Kong: 31.8%
25,602		Cheung Kong Holdings Ltd.	$309,488
14,400		Great Eagle Holding Co.	37,515
68,000		Hang Lung Properties Ltd.	284,186
33,600		Hongkong Land Holdings Ltd.	180,385
93,000		Sino Land Co.	176,164
35,100		Sun Hung Kai Properties Ltd.	516,435
18,600		Wharf Holdings Ltd.	101,902
			1,606,075
		Japan: 19.2%
1,700		Daito Trust Construction Co., Ltd.	92,671
29,000		Mitsubishi Estate Co., Ltd.	408,386
16,900		Mitsui Fudosan Co., Ltd.	250,086
11,000		Sumitomo Realty & Development Co., Ltd.	197,766
7,000		Tokyo Tatemono Co., Ltd.	22,775
			971,684
		Singapore: 7.0%
53,250		CapitaLand Ltd.	155,429
16,000		City Developments Ltd.	142,700
19,000		Keppel Land Ltd.	56,622
			354,751
		Total Common Stock
		(Cost $2,776,900)	2,932,510
REAL ESTATE INVESTMENT TRUSTS: 36.2%
		Australia: 20.1%
36,600		CFS Retail Property Trust	62,289
118,600		Dexus Property Group	87,606
38,798		GPT Group	100,568
131,873		Macquarie Goodman Group	73,452
64,100		Mirvac Group	77,051
44,284		Stockland	152,135
41,761		Westfield Group	461,940
			1,015,041
		Hong Kong: 1.1%
21,000		Link Real Estate Investment Trust	54,585
			54,585
		Japan: 8.4%
5		Frontier Real Estate Investment Corp.	36,129
9		Japan Logistics Fund, Inc.	73,851
13		Japan Real Estate Investment Corp.	114,868
42		Japan Retail Fund Investment Corp.	53,935
8		Kenedix Realty Investment Corp.	26,308
5		Mori Trust Sogo Reit, Inc.	39,349
4		Nippon Accommodations Fund, Inc.	22,097
9		United Urban Investment Corp.	59,920
			426,457
		Singapore: 6.6%
130,000		CapitaCommercial Trust	126,454
77,000		CapitaMall Trust	108,350
48,000		CDL Hospitality Trusts	70,724
28,600		Suntec Real Estate Investment Trust	30,113
			335,641
		Total Real Estate Investment Trusts
		(Cost $1,587,172)	1,831,724
MUTUAL FUNDS: 3.7%
		Australia: 3.7%
219,100	**	ING Industrial Fund	88,387
181,000	**	ING Office Fund	99,267
		Total Mutual Funds
		(Cost $182,272)	187,654
WARRANTS: 0.0%
		Hong Kong: 0.0%
3,260		Henderson Land Development Co. Ltd.	504
		Total Warrants
		(Cost $—)	504
		Total Long-Term Investments
		(Cost $4,546,344)	4,952,392

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 2.6%
		Affiliated Mutual Fund: 2.6%
134,369		ING Institutional Prime Money Market Fund - Class I		$134,369
		Total Short-Term Investments
		(Cost $134,369)		134,369
		Total Investments in Securities
		(Cost $4,680,713)*	100.5%	$5,086,761
		Other Assets and Liabilities - Net	(0.5)	(27,533)
		Net Assets	100.0%	$5,059,228

	**	Investment in affiliate
	*	Cost for federal income tax purposes is $5,356,670.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$422,025
		Gross Unrealized Depreciation		(691,934)
		Net Unrealized Depreciation		$(269,909)

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Affiliated Investment Companies	3.7%
Financials	94.2
Short-Term Investments	2.6
Other Assets and Liabilities - Net	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock*	$—	$2,932,510	$—	$2,932,510
Real Estate Investment Trusts	—	1,831,724	—	1,831,724
Mutual Funds	—	187,654	—	187,654
Warrants	504	—	—	504
Short-Term Investments	134,369	—	—	134,369
Total Investments, at value	$134,873	$4,951,888	$—	$5,086,761

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of July 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.8%
1,394,287	@	ING Emerging Countries Fund - Class I		$36,265,408
6,049,433		ING Index Plus International Equity Fund - Class I		45,975,691
4,370,064		ING International Capital Appreciation Fund - Class I		40,903,798
1,215,964		ING International Real Estate Fund - Class I		9,375,083
563,389		ING International SmallCap Multi-Manager Fund - Class I		18,862,280
1,833,576		ING International Value Choice Fund - Class I		18,482,447
1,719,560		ING International Value Fund - Class I		18,777,592
		Total Investments in Affiliated Investment Companies
		(Cost $180,715,981)*	98.8%	$188,642,299
		Other Assets and Liabilities - Net	1.2	2,366,863
		Net Assets	100.0%	$191,009,162

	@	Non-income producing security
	*	Cost for federal income tax purposes is $207,197,747.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,793,315
		Gross Unrealized Depreciation		(31,348,763)
		Net Unrealized Depreciation		$(18,555,448)

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$188,642,299	$—	$—	$188,642,299
Total Investments, at value	$188,642,299	$—	$—	$188,642,299

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 90.4%
		Bermuda: 0.6%
9,986		Credicorp Ltd.	$975,832
			975,832
		Brazil: 13.4%
98,448		Banco do Brasil S.A.	1,701,626
47,826		Banco Itau Holding Financeira S.A. ADR	1,070,824
86,217		BR Malls Participacoes S.A.	1,296,098
18,849		Cia de Bebidas das Americas ADR	2,058,688
124,709		CIA Vale do Rio Doce	3,444,600
93,231		Localiza Rent a Car S.A.	1,285,451
118,807		Mrv Engenharia	1,070,668
263,208	@	OGX Petroleo e Gas Participacoes S.A.	2,771,556
150,723		Petroleo Brasileiro S.A.	2,736,289
69,598		Petroleo Brasileiro S.A. ADR	2,216,696
38,134		Vale S.A. ADR	1,060,125
			20,712,621
		Canada: 1.3%
84,679	@	Pacific Rubiales Energy Corp.	2,031,209
			2,031,209
		China: 14.1%
426,169		Angang New Steel Co., Ltd.	646,186
380,000		Anhui Conch Cement Co., Ltd.	1,329,922
7,930	@	Baidu.com ADR	645,581
1,598,000		China Citic Bank	1,082,293
1,315,000		China Construction Bank	1,117,616
583,500		China Life Insurance Co., Ltd.	2,608,034
169,500		China Shenhua Energy Co., Ltd.	654,793
1,744,000		China Telecom Corp. Ltd.	874,786
494,000		China Yurun Food Group Ltd.	1,625,089
46,400	@	Ctrip.com International Ltd. ADR	1,868,064
335,200		Dongfang Electrical Machinery Co., Ltd.	1,156,055
3,429,000		Industrial and Commercial Bank of China Ltd.	2,625,919
939,000		Parkson Retail Group Ltd.	1,614,242
579,200		Shimao Property Holdings Ltd.	1,114,448
2,016,000		Want Want China Holdings Ltd.	1,582,059
582,739		Yanzhou Coal Mining Co., Ltd.	1,257,055
			21,802,142
		Egypt: 1.4%
160,000		Commercial International Bank	1,091,217
26,600		Orascom Construction Industries	1,103,551
			2,194,768
		Hong Kong: 5.6%
96,000		Beijing Enterprises Holdings Ltd.	635,573
1,463,000		C C Land Holdings Ltd.	599,076
1,082,000		Chaoda Modern Agriculture	1,163,791
1,512,000		China Gas Holdings Ltd.	768,685
220,500		China Mobile Ltd.	2,240,737
335,840		China Overseas Land & Investment Ltd.	721,588
1,491,000		CNOOC Ltd.	2,512,903
			8,642,353
		India: 7.1%
269,159		Andhra Bank	831,463
51,416		Bank of Baroda	836,209
112,892		Bharti Airtel Ltd.	749,111
107,759	@	Cairn India Ltd.	778,579
10,354	@	Hero Honda Motors Ltd.	405,759
18,229		Housing Development Finance Corp.	1,173,681
46,754		ICICI Bank Ltd.	920,036
23,262		Infosys Technologies Ltd.	1,400,773
22,355		Jsw Steel Ltd.	540,228
49,569		Larsen & Toubro Ltd.	1,921,529
68,479		Reliance Industries Ltd.	1,492,550
			11,049,918
		Indonesia: 3.6%
1,514,268		Bank Mandiri	1,018,854
2,268,323		Bank Negara Indonesia Persero Tbk PT	769,068
2,402,000		Perusahaan Gas Negara PT	1,090,082
242,000		PT Astra International Tbk	1,375,424
1,355,000		Telekomunikasi Indonesia Tbk PT	1,278,139
			5,531,567
		Kazakhstan: 0.4%
49,000		Eurasian Natural Resources Corp.	696,218
			696,218

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Luxembourg: 0.5%
20,688	L	Ternium S.A. ADR	$739,596
			739,596
		Malaysia: 0.8%
476,900		Genting Bhd	1,200,123
			1,200,123
		Mauritius: 0.6%
2,260,600		Golden Agri-Resources Ltd.	958,077
			958,077
		Mexico: 4.2%
55,997		America Movil S.A. de CV - Series L ADR	2,778,011
75,865	@	Cemex S.A. de CV ADR	716,166
318,537	@	Grupo Financiero Banorte S.A. de CV	1,236,724
309,113	@	Grupo Mexico S.A. de CV	818,896
434,260	@	Wal-Mart de Mexico S.A. de CV	1,022,454
			6,572,251
		Netherlands: 0.6%
25,250	@	X5 Retail Group N.V. GDR	946,956
			946,956
		Poland: 1.4%
101,140		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,290,045
6,500		Powszechny Zaklad Ubezpieczen S.A.	833,116
			2,123,161
		Russia: 6.7%
62,740		Mechel OAO ADR	1,366,477
64,272		Mobile Telesystems Finance S.A. ADR	1,426,838
18,900		Novatek OAO GDR	1,419,774
75,301		OAO Gazprom ADR	1,626,502
211,220	@	OAO Rosneft Oil Co. GDR	1,412,366
1,114,753		Sberbank of Russian Federation	3,121,310
			10,373,267
		South Africa: 6.5%
41,937		ABSA Group Ltd.	780,560
23,560		Anglogold Ashanti Ltd. ADR	955,668
53,222		Impala Platinum Holdings Ltd.	1,441,867
119,687		Imperial Holdings Ltd.	1,581,479
33,500		MTN Group Ltd.	536,733
44,953		Naspers Ltd.	1,916,932
124,399		Shoprite Holdings Ltd.	1,558,715
78,708		Standard Bank Group Ltd.	1,222,440
			9,994,394
		South Korea: 10.1%
4,146		Hyundai Mobis	717,578
49,131		KB Financial Group, Inc.	2,131,526
48,660		Kia Motors Corp.	1,273,420
7,378		Posco	3,068,370
75,000		Pusan Bank	808,850
8,955		Samsung Electronics Co., Ltd.	6,142,294
13,828		Samsung Engineering Co., Ltd.	1,441,236
			15,583,274
		Taiwan: 8.1%
663,703		Acer, Inc.	1,778,505
1,292,000		Far Eastern Textile Co., Ltd.	1,496,771
887,300		HON HAI Precision Industry Co., Ltd.	3,574,009
151,947		MediaTek, Inc.	2,057,599
273,000		Taiwan Fertilizer Co., Ltd.	754,037
1,514,610		Taiwan Semiconductor Manufacturing Co., Ltd.	2,923,922
			12,584,843
		Thailand: 1.0%
136,600		PTT PCL	1,077,980
177,600		Siam Commercial Bank	489,496
			1,567,476
		Turkey: 1.5%
441,614		Asya Katilim Bankasi AS	1,102,704
245,900		Turkiye Garanti Bankasi A/S	1,272,221
			2,374,925
		United Kingdom: 0.9%
36,004		Vedanta Resources PLC	1,378,355
			1,378,355
		Total Common Stock
		(Cost $107,735,784)	140,033,326
EXCHANGE-TRADED FUNDS: 4.9%
		Emerging Markets: 2.0%
74,000		iShares MSCI Emerging Markets Index Fund	3,063,600
			3,063,600

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		Hong Kong: 0.9%
885,400		iShares FTSE/Xinhua A50 CHINA Index ETF		$1,447,645
				1,447,645
		South Korea: 2.0%
62,347		iShares MSCI South Korea Index Fund		3,058,120
				3,058,120
		Total Exchange-Traded Funds
		(Cost $7,675,997)		7,569,365
PREFERRED STOCK: 1.9%
		Brazil: 1.9%
64,200		CIA Energetica de Minas Gerais		957,452
92,094		Gerdau S.A.		1,334,180
28,000	@,#	Itau Unibanco Holding S.A. ADR		630,271
		Total Preferred Stock
		(Cost $2,886,301)		2,921,903
		Total Long-Term Investments
		(Cost $118,298,082)		150,524,594
SHORT-TERM INVESTMENTS: 0.1%
		Securities Lending Collateral(cc): 0.1%
18,385		BNY Mellon Overnight Government Fund (1)		18,385
161,615	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		129,292
		Total Short-Term Investments
		(Cost $180,000)		147,677
		Total Investments in Securities
		(Cost $118,478,082)*	97.3%	$150,672,271
		Other Assets and Liabilities - Net	2.7	4,198,693
		Net Assets	100.0%	$154,870,964

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2010.
	*	Cost for federal income tax purposes is $123,989,823.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$34,033,591
		Gross Unrealized Depreciation		(7,351,143)
		Net Unrealized Appreciation		$26,682,448

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	8.4%
Consumer Staples	7.1
Energy	14.2
Financials	23.2
Industrials	5.8
Information Technology	12.0
Materials	13.1
Telecommunication Services	6.7
Utilities	1.8
Other Long-Term Investments	4.9
Short-Term Investments	0.1
Other Assets and Liabilities - Net	2.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Bermuda	$975,832	$—	$—	$975,832
Brazil	19,641,797	1,070,824	—	20,712,621
Canada	2,031,209	—	—	2,031,209
China	2,513,645	19,288,497	—	21,802,142
Egypt	—	2,194,768	—	2,194,768
Hong Kong	—	8,642,353	—	8,642,353
India	—	11,049,918	—	11,049,918
Indonesia	—	5,531,567	—	5,531,567
Kazakhstan	—	696,218	—	696,218
Luxembourg	739,596	—	—	739,596
Malaysia	—	1,200,123	—	1,200,123
Mauritius	—	958,077	—	958,077
Mexico	6,572,251	—	—	6,572,251
Netherlands	—	946,956	—	946,956
Poland	833,116	1,290,045	—	2,123,161
Russia	7,541,127	2,832,140	—	10,373,267
South Africa	—	9,994,394	—	9,994,394
South Korea	3,068,370	12,514,904	—	15,583,274
Taiwan	—	12,584,843	—	12,584,843
Thailand	—	1,567,476	—	1,567,476
Turkey	—	2,374,925	—	2,374,925
United Kingdom	—	1,378,355	—	1,378,355
Total Common Stock	43,916,943	96,116,383	—	140,033,326
Exchange-Traded Funds	7,569,365	—	—	7,569,365
Preferred Stock	2,291,632	—	630,271	2,921,903
Short-Term Investments	18,385	—	129,292	147,677
Total Investments, at value	$53,796,325	$96,116,383	$759,563	$150,672,271

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Preferred Stock	$—	$448,000	$—	$—	$—	$182,271	$—	$—	$630,271
Short-Term Investments	129,292	—	—	—	—	—	—	—	129,292
Total Investments, at value	$129,292	$448,000	$—	$—	$—	$182,271	$129,292	$—	$759,563

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $182,271.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 23.9%
		Austria: 3.1%
36,314	@	Immofinanz Immobilien Anlagen AG	$119,383
			119,383
		Finland: 0.7%
7,394		Citycon OYJ	25,325
			25,325
		Germany: 3.5%
2,010		Deutsche Euroshop AG	61,738
2,750	@	Deutsche Wohnen AG	26,878
5,692		DIC Asset AG	46,512
			135,128
		Italy: 0.1%
6,084	@	Beni Stabili SpA	4,995
			4,995
		Luxembourg: 0.6%
3,000		GAGFAH S.A.	24,519
			24,519
		Norway: 1.3%
32,360	@	Norwegian Property ASA	50,173
			50,173
		Sweden: 1.9%
3,767		Castellum AB	38,990
4,030		Hufvudstaden AB	34,523
			73,513
		Switzerland: 7.4%
1,670		PSP Swiss Property AG	110,228
2,777	@	Swiss Prime Site AG	174,152
			284,380
		United Kingdom: 5.3%
7,745		Atrium European Real Estate Ltd.	39,757
5,661		Capital & Counties Properties PLC	9,771
7,200		Grainger PLC	12,767
49,088		Safestore Holdings Ltd.	92,287
17,470	@	Unite Group PLC	51,993
			206,575
		Total Common Stock
		(Cost $832,197)	923,991
REAL ESTATE INVESTMENT TRUSTS: 70.4%
		Belgium: 0.8%
240		Cofinimmo	30,470
			30,470
		France: 28.8%
1,004		Fonciere Des Regions	91,642
348		Gecina S.A.	35,599
143		ICADE	13,593
4,919		Klepierre	156,978
2,932		Mercialys	95,731
390		Societe de la Tour Eiffel	26,469
360		Societe Immobiliere de Location pour l’Industrie et le Commerce	40,451
3,320		Unibail	654,543
			1,115,006
		Italy: 0.2%
6,210		Immobiliare Grande Distribuz	9,392
			9,392
		Netherlands: 9.1%
3,437		Corio NV	201,758
1,560		Eurocommercial Properties NV	58,895
437		Vastned Retail NV	25,159
780		Wereldhave NV	64,238
			350,050
		United Kingdom: 31.5%
3,270		Big Yellow Group PLC	15,913
28,191		British Land Co. PLC	204,226
5,630		Derwent Valley Holdings PLC	118,372
19,873		Great Portland Estates PLC	93,965
31,265		Hammerson PLC	190,546
41,510		Hansteen Holdings PLC	40,849
36,411		Land Securities Group PLC	349,664
12,331		Liberty International PLC	66,281
23,136		Segro PLC	101,556
5,646		Shaftesbury PLC	35,408
			1,216,780
		Total Real Estate Investment Trusts
		(Cost $2,432,141)	2,721,698

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
MUTUAL FUNDS: 1.5%
		Luxembourg: 1.5%
10,200	@	Prologis European Properties		$55,562
		Total Mutual Funds
		(Cost $60,911)		55,562
RIGHTS: 0.0%
		Austria: 0.0%
27,063		Immoeast AG		—
		Total Rights
		(Cost $—)		—
		Total Long-Term Investments
		(Cost $3,325,249)		3,701,251
SHORT-TERM INVESTMENTS: 2.1%
		Affiliated Mutual Fund: 2.1%
80,141		ING Institutional Prime Money Market Fund - Class I		80,141
		Total Short-Term Investments
		(Cost $80,141)		80,141
		Total Investments in Securities
		(Cost $3,405,390)*	97.9%	$3,781,392
		Other Assets and Liabilities - Net	2.1	82,755
		Net Assets	100.0%	$3,864,147

	@	Non-income producing security
	*	Cost for federal income tax purposes is $4,104,743.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$251,883
		Gross Unrealized Depreciation		(575,234)
		Net Unrealized Depreciation		$(323,351)

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Closed-End Funds	1.5%
Financials	94.3
Short-Term Investments	2.1
Other Assets and Liabilities - Net	2.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Austria	$—	$119,383	$—	$119,383
Finland	—	25,325	—	25,325
Germany	88,616	46,512	—	135,128
Italy	4,995	—	—	4,995
Luxembourg	—	24,519	—	24,519
Norway	—	50,173	—	50,173
Sweden	—	73,513	—	73,513
Switzerland	—	284,380	—	284,380
United Kingdom	9,771	196,804	—	206,575
Total Common Stock	103,382	820,609	—	923,991
Real Estate Investment Trusts	—	2,721,698	—	2,721,698
Mutual Funds	—	55,562	—	55,562
Short-Term Investments	80,141	—	—	80,141
Total Investments, at value	$183,523	$3,597,869	$—	$3,781,392

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 25.7%
			Banks: 0.3%
	$140,000	S	Capital One Financial Corp., 7.375%, due 05/23/14	$162,866
	836,000	S	JPMorgan Chase & Co., 4.400%, due 07/22/20	839,689
	408,000	S	Wachovia Bank NA, 6.000%, due 11/15/17	452,641
				1,455,196
			Beverages: 0.2%
	610,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	760,917
				760,917
			Consumer Discretionary: 3.5%
	740,000	S	AMC Entertainment, Inc., 8.750%, due 06/01/19	780,700
	530,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	571,738
	1,040,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	1,090,400
	76,000	S	Comcast Corp., 5.900%, due 03/15/16	87,298
	250,000	S	Comcast Corp., 6.300%, due 11/15/17	289,719
	675,000	S	Comcast Corp., 6.500%, due 01/15/17	787,480
	700,000	S	DISH DBS Corp., 7.125%, due 02/01/16	722,750
	455,000	S	Goodyear Tire & Rubber Co., 8.625%, due 12/01/11	475,475
	750,000	S	Hanesbrands, Inc., 8.000%, due 12/15/16	788,438
	991,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	1,069,744
	625,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	698,438
	460,000	S	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	469,200
	270,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	282,003
	744,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	792,314
	1,471,000	S	News America, Inc., 6.900%, due 03/01/19	1,761,756
	230,000	#	QVC, Inc., 7.500%, due 10/01/19	238,050
	755,000	S	Service Corp. International, 7.000%, due 06/15/17	770,100
	159,000	S	Time Warner Cable, Inc., 6.200%, due 07/01/13	179,458
	937,000	S	Time Warner Cable, Inc., 6.750%, due 06/15/39	1,070,757
	303,000	S	Time Warner Cable, Inc., 8.750%, due 02/14/19	390,572
	1,481,000	S	Time Warner, Inc., 7.700%, due 05/01/32	1,815,029
	125,000	S	WMG Holdings Corp., 9.500%, due 12/15/14	127,813
	735,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	755,213
				16,014,445
			Consumer Staples: 2.1%
	388,000	S	Altria Group, Inc., 9.250%, due 08/06/19	500,022
	900,000	S	Altria Group, Inc., 9.700%, due 11/10/18	1,180,929
	1,104,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	1,182,534
	1,096,000	S	Diageo Capital PLC, 5.200%, due 01/30/13	1,196,166
	215,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	223,600
	857,000	S	Kraft Foods, Inc., 5.375%, due 02/10/20	939,194
	703,000	S	Lorillard Tobacco Co., 6.875%, due 05/01/20	732,747
	1,319,000	S	Sara Lee Corp., 6.250%, due 09/15/11	1,393,046
	575,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	605,906
	555,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	622,988
	150,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	158,813
	825,000	S	Tyson Foods, Inc., 7.850%, due 04/01/16	914,719
				9,650,664
			Diversified Finan Serv: 2.1%
	1,871,000	S	American Express Credit Corp., 5.125%, due 08/25/14	2,039,326
EUR	5,200,000		Citibank Credit Card Issuance Trust, 5.375%, due 04/11/11	6,917,504
	$522,000	S	SLM Corp., 5.375%, due 05/15/14	479,378
				9,436,208
			Electric: 0.0%
	64,000	S	Commonwealth Edison Co., 4.700%, due 04/15/15	69,987
				69,987
			Energy: 1.8%
	116,000	S	Anadarko Petroleum Corp., 5.750%, due 06/15/14	115,685
	750,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	808,125
	265,000	S	ConocoPhillips, 5.750%, due 02/01/19	308,791
	150,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	160,125
	150,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	162,000
	411,000	S	Enbridge Energy Partners, 9.875%, due 03/01/19	553,355
	246,000	S	Energy Transfer Partners, 9.700%, due 03/15/19	310,070
	597,000	S	Enterprise Products Operating LLC, 6.450%, due 09/01/40	656,010
	506,000	S	Hess Corp., 7.000%, due 02/15/14	587,450
	521,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	563,983
	1,000,000	#	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	1,266,250
	915,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	956,175
	300,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	362,948
	480,000	S	Pioneer Natural Resources Co., 7.500%, due 01/15/20	519,130
	525,000	S	Plains Exploration & Production Co., 8.625%, due 10/15/19	560,438
	330,000	S	Transocean, Inc., 6.000%, due 03/15/18	309,231
				8,199,766
			Entertainment: 0.2%
	750,000	S	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	787,500
				787,500
			Financials: 8.4%
	235,000	S	AngloGold Ashanti Holdings PLC, 5.375%, due 04/15/20	244,400
	800,000	#	Banco Mercantil del Norte S.A., 4.375%, due 07/19/15	800,744
	800,000	#	Banco Votorantim S.A., 7.375%, due 01/21/20	834,000
	200,000	S	Bank of America Corp., 5.420%, due 03/15/17	203,064
	1,177,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	1,232,405
	1,102,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	1,057,920
	636,000	S	BB&T Corp., 3.850%, due 07/27/12	666,679
	800,000	#	BM&FBovespa S.A., 5.500%, due 07/16/20	827,635
	631,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	804,524
	1,000,000	S	Capital One Capital V, 10.250%, due 08/15/39	1,088,750
	848,000	S	Citigroup, Inc., 5.000%, due 09/15/14	865,408
	475,000	S	Citigroup, Inc., 6.010%, due 01/15/15	512,089
	801,000	S	Citigroup, Inc., 8.500%, due 05/22/19	974,960
	700,000	#	Columbus International, Inc., 11.500%, due 11/20/14	781,375
	624,000	S	Discover Bank/Greenwood DE, 7.000%, due 04/15/20	665,493
	1,079,000	#	Fibria Overseas Finance Ltd, 7.500%, due 05/04/20	1,127,555
	651,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	736,230
	1,183,000	S	First Tennessee Bank NA, 5.050%, due 01/15/15	1,151,841
	870,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	932,102
	220,000	S	General Electric Capital Corp., 6.000%, due 08/07/19	243,946
	440,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	497,773
	850,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	855,768
	1,982,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	2,043,959
	500,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	547,296
	728,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	734,217
	619,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	603,525
	139,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	141,780
	1,100,000	#	JBS Finance II Ltd., 8.250%, due 01/29/18	1,113,750
	250,000		JP Morgan Chase Bank NA, 5.875%, due 06/13/16	278,402
	206,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	217,073
	581,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	611,048
	741,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	827,971

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$852,000	S	Morgan Stanley, 4.100%, due 01/26/15	$866,680
1,486,000	S	Morgan Stanley, 7.300%, due 05/13/19	1,680,222
800,000	#	Myriad International Holding BV, 6.375%, due 07/28/17	826,000
3,000	S	National City Corp., 6.875%, due 05/15/19	3,456
250,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	265,625
857,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	1,065,629
1,470,000	S	PNC Funding Corp., 5.125%, due 02/08/20	1,560,279
219,000	S	Principal Financial Group, Inc., 7.875%, due 05/15/14	257,536
397,000	S	ProLogis, 6.875%, due 03/15/20	381,055
312,000	S	ProLogis, 7.375%, due 10/30/19	306,789
1,518,000	S	Protective Life Corp., 8.450%, due 10/15/39	1,612,146
665,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	698,250
645,000	S	SLM Corp., 8.000%, due 03/25/20	573,354
565,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	587,600
400,000	#	Vnesheconombank Via VEB Finance Ltd., 6.902%, due 07/09/20	423,600
588,000	#	Voto-Votorantim Ltd, 6.750%, due 04/05/21	604,170
851,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	933,401
989,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,018,670
231,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	240,349
			38,128,493
		Health Care: 0.6%
715,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	795,438
325,000	S	HCA, Inc., 7.250%, due 09/15/20	345,313
895,000	S	HCA, Inc., 7.875%, due 02/15/20	975,550
770,000	S	Omnicare, Inc., 6.875%, due 12/15/15	804,650
			2,920,951
		Industrials: 0.6%
445,000	#	Bombardier, Inc., 7.500%, due 03/15/18	475,038
445,000	#	Bombardier, Inc., 7.750%, due 03/15/20	481,713
495,000	S	Case New Holland, Inc., 7.750%, due 09/01/13	523,463
900,000	S	General Electric Co., 5.250%, due 12/06/17	993,606
357,000	#	Kazatomprom, 6.250%, due 05/20/15	382,097
			2,855,917
		Information Technology: 0.6%
65,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	66,625
775,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	796,313
655,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	682,838
355,000	S	Jabil Circuit, Inc., 7.750%, due 07/15/16	383,400
505,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	513,838
257,000	S	Xerox Corp., 4.250%, due 02/15/15	271,382
120,000	S	Xerox Corp., 5.625%, due 12/15/19	128,023
			2,842,419
		Insurance: 0.3%
1,201,000	S	Ace INA Holdings, Inc., 5.900%, due 06/15/19	1,358,565
			1,358,565
		Lodging: 0.0%
210,000	S	Wyndham Worldwide Corp., 7.375%, due 03/01/20	221,628
			221,628
		Materials: 0.7%
271,000	S	ArcelorMittal, 7.000%, due 10/15/39	292,257
473,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	598,066
397,000	S	Dow Chemical Co., 7.600%, due 05/15/14	463,869
245,000	S	Nova Chemicals Corp., 8.375%, due 11/01/16	252,044
505,000	S	Nova Chemicals Corp., 8.625%, due 11/01/19	526,463
304,000	S	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	374,438
585,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16	611,325
			3,118,462
		Media: 0.3%
718,000	S	Comcast Corp., 6.550%, due 07/01/39	810,369
332,000	S	Time Warner, Inc., 3.150%, due 07/15/15	340,081
			1,150,450
		Pipelines: 0.2%
479,000	S	Transcontinental Gas Pipe Line Co. LLC, 6.050%, due 06/15/18	541,840
310,000	S	Williams Partners L.P., 5.250%, due 03/15/20	331,665
			873,505
		Retail: 0.2%
805,000	S	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	912,669
			912,669
		Software: 0.2%
1,055,000	#	Oracle Corp., 5.375%, due 07/15/40	1,077,191
			1,077,191
		Telecommunication Services: 1.6%
250,000	S	Cricket Communications, Inc., 9.375%, due 11/01/14	259,688
904,000	S	France Telecom S.A., 4.375%, due 07/08/14	992,891
705,000	S	Frontier Communications Corp., 8.125%, due 10/01/18	750,825
510,000	#	Intelsat Subsidiary Holding Co., Ltd., 8.875%, due 01/15/15	529,125
250,000	S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	262,500
500,000	#	MTS International Funding Ltd., 8.625%, due 06/22/20	559,600
250,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	241,875
700,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	721,000
500,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	473,750
949,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	1,001,504
409,000	S	Telecom Italia Capital S.A., 6.175%, due 06/18/14	444,848
239,000	S	TELUS Corp., 8.000%, due 06/01/11	252,988
750,000	S	Windstream Corp., 7.875%, due 11/01/17	766,875
			7,257,469
		Telecommunications: 0.6%
304,000	S	Alltel Corp., 7.000%, due 03/15/16	367,396
1,226,000	S	AT&T, Inc., 2.500%, due 08/15/15	1,233,975
1,000,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14	1,130,997
			2,732,368
		Utilities: 1.2%
750,000	S	AES Corp., 8.000%, due 10/15/17	799,688
426,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	435,666
114,000	S	Ameren Energy Generating Co., 6.300%, due 04/01/20	116,619
438,000	S	Entergy Texas, Inc., 7.125%, due 02/01/19	524,054
430,000	S	Indiana Michigan Power, 7.000%, due 03/15/19	515,144
464,000	S	Metropolitan Edison, 7.700%, due 01/15/19	564,379
711,000	S	Nevada Power Co., 7.125%, due 03/15/19	866,760
252,000	S	Nisource Finance Corp., 6.125%, due 03/01/22	277,958
554,000	S	Sempra Energy, 6.500%, due 06/01/16	649,717
476,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	513,850
			5,263,835
		Total Corporate Bonds/Notes
		(Cost $108,707,726)	117,088,605
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.0%
		Federal Home Loan Mortgage Corporation##: 4.1%
7,295,000	W	5.500%, due 08/14/36	7,855,803
3,493,000		5.500%, due 09/15/34	3,811,322
6,334,000	W	6.000%, due 08/15/34	6,880,308
			18,547,433
		Federal National Mortgage Association##: 4.2%
297,278		5.000%, due 07/01/37	318,301

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Federal National Mortgage Association## (continued)
	$2,124,000	W	5.500%, due 08/01/37	$2,288,941
	9,065,874	S	5.500%, due 07/25/37	10,008,419
	1,243,069		5.500%, due 06/01/37-04/01/40	1,340,948
	1,192,930		6.000%, due 04/25/33	1,297,130
	3,513,000	W	6.500%, due 08/01/39	3,852,226
	92,979		7.142%, due 06/17/40	105,363
				19,211,328
			Government National Mortgage Association: 0.7%
	2,844,000	W	5.000%, due 08/01/33	3,059,968
	281,046		5.500%, due 03/20/39	305,663
				3,365,631
			Total U.S. Government Agency Obligations
			(Cost $40,799,896)	41,124,392
U.S. TREASURY OBLIGATIONS: 20.5%
			U.S. Treasury Notes: 20.5%
	21,241,000	S	0.625%, due 06/30/12	21,280,848
	7,916,000	S	1.000%, due 07/15/13	7,957,448
	19,242,000	S	1.875%, due 06/30/15	19,529,129
	26,034,000	S	3.500%, due 05/15/20	27,343,953
	15,778,000	S	4.625%, due 02/15/40	17,548,102
			Total U.S. Treasury Obligations
			(Cost $92,896,794)	93,659,480
ASSET-BACKED SECURITIES: 6.4%
			Automobile Asset-Backed Securities: 1.7%
	596,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	626,823
	423,000	S	CarMax Auto Owner Trust, 2.820%, due 12/15/14	439,476
	925,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, due 08/08/14	956,574
	968,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, due 05/08/14	1,008,773
	1,836,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, due 11/10/14	1,925,612
	275,000	S	Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	280,073
	552,000	S	Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	564,084
	367,000	S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	380,476
	224,000	S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	227,615
	209,000	S	Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	215,856
	1,060,000	S	Nissan Auto Receivables Owner Trust, 5.000%, due 09/15/14	1,094,767
				7,720,129
			Credit Card Asset-Backed Securities: 4.2%
	908,000		BA Credit Card Trust, 5.590%, due 11/17/14	987,161
	325,000	S	Capital One Multi-Asset Execution Trust, 5.150%, due 06/16/14	339,994
	394,000		Capital One Multi-Asset Execution Trust, 5.750%, due 07/15/20	460,050
	460,000		Chase Issuance Trust, 5.120%, due 10/15/14	501,615
	2,900,000		Chase Issuance Trust, 5.160%, due 04/16/18	3,334,519
	1,733,000	S	Citibank Credit Card Issuance Trust, 0.991%, due 07/15/13	1,716,080
	556,000	S	Citibank Credit Card Issuance Trust, 5.700%, due 05/15/13	571,580
	2,246,000	S	Citibank Credit Card Issuance Trust, 6.950%, due 02/18/14	2,404,785
	2,158,000		Discover Card Master Trust, 5.650%, due 03/16/20	2,518,154
EUR	3,250,000		MBNA Credit Card Master Note Trust, 5.600%, due 07/17/14	4,423,586
	$1,635,000	S	MBNA Credit Card Master Note Trust, 6.800%, due 07/15/14	1,747,702
				19,005,226
			Other Asset-Backed Securities: 0.5%
	248,348		AEP Texas Central Transition Funding LLC, 5.960%, due 07/15/15	270,308
	89,705	S	CenterPoint Energy Transition Bond Co. LLC, 4.970%, due 08/01/14	93,395
	1,818,449		CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	1,981,938
				2,345,641
			Total Asset-Backed Securities
			(Cost $28,612,212)	29,070,996
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
	1,399,080	S	Banc of America Funding Corp., 5.750%, due 10/25/35	1,294,918
	1,720,000		Bear Stearns Adjustable Rate Mortgage Trust, 2.878%, due 08/25/35	1,623,011
	1,395,670	S	Bear Stearns Commercial Mortgage Securities, 5.286%, due 06/11/41	1,467,259
	1,720,000	S	Citigroup Commercial Mortgage Trust, 5.699%, due 12/10/49	1,799,143
	306,000		Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	335,399
	23,000	S	Commercial Mortgage Pass-through Certificates, 4.715%, due 03/10/39	24,055
	1,720,000	S	Commercial Mortgage Pass-through Certificates 2007-C9 A4 , 5.816%, due 12/10/49	1,829,310
	230,000		Commercial Mortgage Pass-through Certificates, 5.816%, due 12/10/49	251,314
	772,375	S	Countrywide Alternative Loan Trust, 5.500%, due 10/25/33	790,490
	1,730,662	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.523%, due 09/25/33	1,590,711
	120,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, due 08/15/38	128,596
	888,025	S	GE Capital Commercial Mortgage Corp., 4.866%, due 05/10/43	932,543
	3,669,636	S	GMAC Mortgage Corp. Loan Trust, 5.370%, due 11/19/35	3,304,707
	1,000,000		Greenwich Capital Commercial Funding Corp., 5.190%, due 04/10/37	1,076,749
	1,650,000	S	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	1,742,267
	1,500,000		Greenwich Capital Commercial Funding Corp., 5.441%, due 03/10/39	1,614,956
	1,670,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	1,717,423
	1,820,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,848,611
	1,220,000		Greenwich Capital Commercial Funding Corp., 5.888%, due 07/10/38	1,318,902
	700,000	S	GS Mortgage Securities Corp. II, 5.279%, due 08/10/38	747,631
	777,000	#	GS Mortgage Securities Corp. II, 5.374%, due 05/17/45	850,815
	390,000	#	GS Mortgage Securities Corp. II, 5.863%, due 07/12/38	397,816
	807,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.529%, due 01/12/37	823,118
	819,871	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.853%, due 03/15/46	864,379
	500,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.195%, due 12/15/44	543,384
	1,672,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	1,718,868
	1,760,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	1,876,039
	380,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	381,384
	1,475,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 02/15/51	1,587,057
	956,604	S	JP Morgan Mortgage Trust, 4.755%, due 08/25/35	884,233
	915,085	S	JP Morgan Mortgage Trust, 4.778%, due 07/25/35	848,468
	945,406	S	JP Morgan Mortgage Trust 2007-A1 7A1, 5.294%, due 07/25/35	886,759
	1,331,734	S	JP Morgan Mortgage Trust 2007-A1 7A2, 5.294%, due 07/25/35	1,310,540
	1,545,000		LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	1,681,180
	1,525,000	S	LB-UBS Commercial Mortgage Trust, 5.262%, due 06/15/29	1,603,395
	275,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	292,424
	1,403,000	S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	1,492,265
	1,750,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	1,802,908
	1,800,000		LB-UBS Commercial Mortgage Trust, 5.882%, due 06/15/38	1,933,526
	1,509,505	S	Lehman Mortgage Trust, 5.000%, due 12/25/35	1,372,407
	1,124,083	S	Lehman Mortgage Trust, 6.407%, due 04/25/36	1,006,387
	875,000	S	Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	936,167
	1,480,000	#	RBSCF Trust, 5.336%, due 05/16/47	1,529,584
	830,000	#	RBSCF Trust, 5.420%, due 01/19/49	687,066
	550,936	S	Structured Asset Securities Corp., 2.527%, due 09/25/33	496,753
	1,054,328	S	Thornburg Mortgage Securities Trust, 0.699%, due 09/25/44	972,992
	1,710,000	S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	1,797,645
	750,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	706,039
	730,000		Wachovia Bank Commercial Mortgage Trust, 5.997%, due 06/15/45	792,484
	1,432,364	S	WaMu Mortgage Pass-Through Certificates, 5.191%, due 01/25/36	1,331,990
	1,912,693	S	Wells Fargo Mortgage-Backed Securities Trust, 5.294%, due 05/25/35	1,881,397
			Total Collateralized Mortgage Obligations
			(Cost $57,227,237)	60,727,464

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

Principal Amount					Value
MUNICIPAL BONDS: 0.5%
			Louisiana: 0.5%
	$988,000	S	Louisiana Local Government Environmental Facilities & Community Development Authority, 2.470%, due 02/01/19		$996,773
1,174,000		S	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.450%, due 02/01/22		1,181,326
			Total Municipal Bonds
			(Cost $2,161,260)		2,178,099
OTHER BONDS: 26.4%
			Foreign Government Bonds: 26.4%
BRL	77,589,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12		43,593,522
EUR	2,530,000	S	Bundesobligation, 4.000%, due 10/11/13		3,598,401
EUR	13,000,000	S	Bundesrepublik Deutschland, 3.750%, due 01/04/19		18,526,758
EUR	3,340,000	S	Bundesrepublik Deutschland, 4.250%, due 01/04/14		4,797,653
EUR	4,400,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/39		6,680,463
CAD	2,200,000	S	Canadian Government International Bond, 4.250%, due 06/01/18		2,344,534
EUR	930,000	S	France Government International Bond, 3.250%, due 04/25/16		1,283,976
JPY	500,000,000	S	Japan Government Ten Year Bond, 1.400%, due 12/20/11		5,887,221
JPY	110,000,000	S	Japan Government Thirty Year Bond, 2.300%, due 03/20/39		1,402,538
JPY	500,000,000	S	Japan Government Thirty Year Bond, 2.300%, due 03/20/40		6,395,330
JPY	370,000,000	S	Japan Government Thirty Year Bond, 2.400%, due 09/20/38		4,808,488
JPY	800,000,000	S	Japan Government Two Year Bond, 0.400%, due 03/15/11		9,275,685
	$500,000	#	Korea Housing Finance Corp., 4.125%, due 12/15/15		518,690
13,038,000,000		S	Korea Treasury Bond, 4.500%, due 03/10/15		11,078,012
UYU	6,067,000	S	Uruguay Government International Bond, 4.250%, due 04/05/27		396,712
			Total Other Bonds
			(Cost $113,757,376)		120,587,983
			Total Long-Term Investments
			(Cost $444,162,501)		464,437,019
SHORT-TERM INVESTMENTS: 4.0%
			Commercial Paper: 2.4%
$3,000,000			Ciesco, LLC, 0.360%, due 11/17/10		2,996,760
1,250,000			Credit Suisse/New York NY, 0.375%, due 11/09/10		1,249,763
950,000			Crown Point Capital, 0.470%, due 09/08/10		949,514
2,000,000			Crown Point Capital, 0.480%, due 09/02/10		1,999,113
1,900,000			CVS Caremark Corp., 0.470%, due 09/16/10		1,898,834
1,800,000			General MLS, 0.510%, due 10/12/10		1,798,146
			Total Commercial Paper
			(Cost $10,892,130)		10,892,130

Shares					Value
			Affiliated Mutual Fund: 1.6%
7,270,000			ING Institutional Prime Money Market Fund - Class I		$7,270,000
			Total Mutual Fund
			(Cost $7,270,000)		7,270,000
			Total Short-Term Investments
			(Cost $18,162,130)		18,162,130
			Total Investments in Securities
			(Cost $462,324,631)*	105.8%	$482,599,149
			Other Assets and Liabilities - Net	(5.8)	(26,532,902)
			Net Assets	100.0%	$456,066,247

		&	Payment-in-kind
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		BRL	Brazilian Real
		CAD	Canadian Dollar
		EUR	EU Euro
		JPY	Japanese Yen
		UYU	Uruguayan Peso Uruguayo
		*	Cost for federal income tax purposes is $462,748,392.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$20,478,315
			Gross Unrealized Depreciation		(627,558)
			Net Unrealized Appreciation		$19,850,757

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 7/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$117,088,605	$—	$117,088,605
U.S. Government Agency Obligations	—	41,124,392	—	41,124,392
U.S. Treasury Obligations	—	93,659,480	—	93,659,480
Asset-Backed Securities	—	29,070,996	—	29,070,996
Collateralized Mortgage Obligations	—	60,727,464	—	60,727,464
Municipal Bonds	—	2,178,099	—	2,178,099
Other Bonds	—	120,587,983	—	120,587,983
Short-Term Investments	7,270,000	10,892,130	—	18,162,130
Total Investments, at value	$7,270,000	$475,329,149	$—	$482,599,149
Other Financial Instruments+:
Forward foreign currency contracts	—	3,029,222	—	3,029,222
Futures	1,133,025	—	—	1,133,025
Swaps, at value	—	462,371	—	462,371
Total Assets	$8,403,025	$478,820,742	$—	$487,223,767

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,696,859)	$—	$(2,696,859)
Futures	(2,330,015)	—	—	(2,330,015)
Swaps, at value	—	(631,893)	—	(631,893)
Written options	—	(97,076)	—	(97,076)
Total Liabilities	$(2,330,015)	$(3,425,828)	$—	$(5,755,843)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$5,152,147	$—	$(5,147,000)	$—	$—	$(5,147)	$—	$—	$—
Collateralized Mortgage Obligations	3,730,616	—	(1,524,856)	—	22,274	—	—	(2,228,034)	—
Total Investments, at value	$8,882,763	$—	$(6,671,856)	$—	$22,274	$(5,147)	$—	$(2,228,034)	$—

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

At July 31, 2010 the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD 2,425,947	BUY	8/13/10	$2,131,000	$2,191,023	$60,023
Australian Dollar
AUD 3,156,030	BUY	8/13/10	2,784,000	2,850,407	66,407
Australian Dollar
AUD 3,684,510	BUY	8/13/10	3,279,000	3,327,710	48,710
Australian Dollar
AUD 2,434,907	BUY	8/13/10	2,194,000	2,199,116	5,116
Canadian Dollar
CAD 21,054,363	BUY	8/13/10	20,398,155	20,476,623	78,468
Danish Krone
DKK 6,953,272	BUY	8/27/10	1,215,867	1,216,008	141
EU Euro
EUR 25,435,078	BUY	8/13/10	32,140,705	33,145,594	1,004,889
EU Euro
EUR 990,608	BUY	8/13/10	1,259,000	1,290,905	31,905
EU Euro
EUR 8,366,138	BUY	8/13/10	10,841,000	10,902,290	61,290
EU Euro
EUR 8,801,562	BUY	8/13/10	11,352,000	11,469,712	117,712
EU Euro
EUR 8,660,356	BUY	8/13/10	11,182,000	11,285,699	103,699
British Pound
GBP 593,994	BUY	8/27/10	924,669	931,944	7,275
Indonesian Rupiah
IDR 36,292,530,000	BUY	8/27/10	4,017,327	4,037,036	19,709
Indian Rupee
INR 248,712,000	BUY	8/27/10	5,286,346	5,336,448	50,102
Japanese Yen
JPY 2,150,228,340	BUY	8/13/10	24,329,932	24,891,082	561,150
Japanese Yen
JPY 216,837,079	BUY	8/13/10	2,459,000	2,510,110	51,110
Japanese Yen
JPY 241,247,897	BUY	8/13/10	2,761,000	2,792,690	31,690
Japanese Yen
JPY 153,902,496	BUY	8/13/10	1,760,000	1,781,578	21,578
Japanese Yen
JPY 120,277,398	BUY	8/13/10	1,376,000	1,392,333	16,333
South Korean Won
KRW 11,344,626,800	BUY	8/27/10	9,566,259	9,576,714	10,455
Mexican Peso
MXN 294,011,385	BUY	8/13/10	22,966,769	23,197,109	230,340
Norwegian Krone
NOK 100,870,940	BUY	8/27/10	16,400,763	16,578,436	177,673
New Zealand Dollar
NZD 11,059,540	BUY	8/13/10	7,867,270	8,017,025	149,755
New Zealand Dollar
NZD 2,515,650	BUY	8/13/10	1,822,000	1,823,587	1,587
New Zealand Dollar
NZD 2,455,927	BUY	8/13/10	1,785,000	1,780,294	(4,706)
Swedish Krona
SEK 132,847,203	BUY	8/27/10	18,282,640	18,398,213	115,573
					$3,017,984

Australian Dollar
AUD 12,635,570	SELL	8/13/10	$11,048,479	$11,411,969	$(363,490)
Australian Dollar
AUD 1,670,692	SELL	8/13/10	1,467,000	1,508,906	(41,906)
Australian Dollar
AUD 2,253,406	SELL	8/13/10	2,010,000	2,035,191	(25,191)
Brazilian Real
BRL 78,494,619	SELL	8/27/10	44,277,199	44,333,810	(56,611)
Canadian Dollar
CAD 298,041	SELL	8/13/10	285,738	289,863	(4,125)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar
CAD 11,811,418	SELL	8/13/10	11,231,000	11,487,308	$(256,308)
Swiss Franc
CHF 183,209	SELL	8/27/10	173,334	175,927	(2,593)
Czech Koruna
CZK 221,565,420	SELL	8/13/10	10,980,000	11,641,312	(661,312)
EU Euro
EUR 8,374,515	SELL	8/13/10	10,861,000	10,913,206	(52,206)
EU Euro
EUR 8,879,030	SELL	8/13/10	11,496,622	11,570,664	(74,042)
EU Euro
EUR 8,413,888	SELL	8/13/10	10,841,000	10,964,516	(123,516)
EU Euro
EUR 8,275,560	SELL	8/13/10	10,594,000	10,784,255	(190,255)
EU Euro
EUR 684,364	SELL	8/13/10	888,000	891,826	(3,826)
EU Euro
EUR 1,083,124	SELL	8/13/10	1,418,000	1,411,468	6,532
British Pound
GBP 1,552,684	SELL	8/27/10	2,418,000	2,436,076	(18,076)
Hungarian Forint
HUF 2,438,140,900	SELL	8/13/10	10,841,000	11,173,424	(332,424)
Hungarian Forint
HUF 2,476,755,960	SELL	8/13/10	11,116,000	11,350,388	(234,388)
Japanese Yen
JPY 546,997,000	SELL	8/13/10	6,330,442	6,332,047	(1,605)
Japanese Yen
JPY 356,076,108	SELL	8/13/10	4,068,000	4,121,943	(53,943)
Japanese Yen
JPY 263,867,397	SELL	8/13/10	3,029,000	3,054,534	(25,534)
Japanese Yen
JPY 212,232,257	SELL	8/13/10	2,441,000	2,456,804	(15,804)
Mexican Peso
MXN 137,470,956	SELL	8/13/10	10,724,000	10,846,276	(122,276)
Norwegian Krone
NOK 11,458,471	SELL	8/27/10	1,856,000	1,883,233	(27,233)
Norwegian Krone
NOK 14,034,320	SELL	8/27/10	2,302,000	2,306,582	(4,582)
New Zealand Dollar
NZD 1,165,554	SELL	8/13/10	844,000	844,907	(907)
					$(2,685,621)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on July 31, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
Australia 3-Year Bond	98	09/15/10	$9,200,139	$53,888
Australia 10-Year Bond	1	09/15/10	96,095	96
Canada 10-Year Bond	55	09/21/10	6,631,244	115,475
Euro-Bund	106	09/08/10	17,757,145	63,499
Euro-Schatz	129	09/08/10	18,358,927	(31,931)
Japan 10-Year Bond (TSE)	6	09/09/10	9,850,570	84,276
Long Gilt	240	09/28/10	45,760,015	782,079
Euro-Bobl 5-Year	88	09/08/10	13,764,729	(79,054)
Short Gilt	80	09/28/10	13,500,918	33,712
			$134,919,782	$1,022,040

Short Contracts
U.S. Treasury 5-Year Note	47	09/30/10	$5,631,922	$(73,555)
Medium Gilt	103	09/28/10	18,707,731	(174,749)
U.S. Treasury 2-Year Note	316	09/30/10	69,243,500	(79,790)
U.S. Treasury 10-Year Note	224	09/21/10	27,734,000	(354,060)
U.S. Treasury Long Bond	338	09/21/10	43,506,938	(1,536,876)
			$164,824,091	$(2,219,030)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

ING Global Bond Fund Credit Default Swap Agreements Outstanding on July 31, 2010:

Credit Default Swaps on Credit Indices - Buy Protection

Counterparty	Reference Entity/Obligation	Buy Protection (1)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (2)	Fair Value (3)	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.14 Index	Buy	(1.000)	06/20/15	21,433,000	$45,111	$216,092	$(170,981)
						$45,111	$216,092	$(170,981)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Counterparty	Reference Entity/Obligation	Buy Protection (1)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (2)	Fair Value (3)	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Royal Bank of Scotland PLC	Japanese Government Bond, 2.000%, 03/21/22	Buy	(0.610)	12/20/14	9,000,000	$(11,190)	$—	$(11,190)
						$(11,190)	$—	$(11,190)

(1) If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3) The fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair value, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

ING Global Bond Fund Interest Rate Swap Agreements Outstanding on July 31, 2010:

	Termination Date	Notional Principal Amount		Fair Value	Upfront Payment Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.0560% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Citibank N.A., New York	07/28/13	CAD	25,000,000	$105,055	$—	$105,055

Receive a fixed rate equal to 6.2100% and pay a floating rate based on 28-day MXN-TIIE-Banxico Counterparty: Deutsche Bank AG	07/17/15	MXN	62,500,000	(3,550)	—	(3,550)

Receive a fixed rate equal to 6.2250% and pay a floating rate based on 28-day MXN-TIIE-Banxico Counterparty: Citibank N.A., New York	07/17/15	MXN	104,000,000	(456)	—	(456)

Receive a fixed rate equal to 4.2500% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/09/12	NZD	104,000,000	312,205	—	312,205

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.4775% Counterparty: Citibank N.A., New York	05/11/20	USD	10,271,000	(549,980)	—	(549,980)
				$(136,726)	$—	$(136,726)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

ING Global Bond Fund Written Currency Options Open on July 31, 2010:

Description/Name of Issuer	Exercise Price	Expiration Date	Notional Amount		Premium Received	Fair Value
Foreign Currency Options

Put Option OTC - Morgan Stanley Capital Services Inc. USD/EUR Currency Option 08/10	1.3354	08/31/10	USD	22,500,000	$101,250	$(97,076)
						$(97,076)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

ING Global Bond Fund Written Swaptions Open on July 31, 2010:

Written Swaptions on CDS Indices

		Floating Rate Index/	Pay/Receive	Strike	Expiration	Notional		Premium	Fair
Description	Counterparty	Underlying Reference Entity	Floating	Price	Date	Amount		Received	Value
Call OTC Swaption	Morgan Stanley Capital Services Inc.	CDX.NA.IG.14	Receive	1.700%	09/15/10	USD	43,041,000	$129,123	$(13,855)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	CDX.NA.IG.14	Pay	0.800%	09/15/10	USD	43,041,000	49,497	(52,862)
								$178,620	$(66,717)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010:

Derivatives Fair Value*
Credit contracts	$33,921
Equity contracts	(66,717)
Foreign exchange contracts	235,287
Interest rate contracts	(1,333,716)
Total	$(1,131,225)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.5%
		Australia: 4.2%
65,062		Australia & New Zealand Banking Group Ltd.	$1,361,343
301,820		Insurance Australia Group	934,156
232,504		Macquarie Airports Management Ltd.	623,883
445,701		Telstra Corp. Ltd.	1,298,981
52,293		Wesfarmers Ltd.	1,473,165
			5,691,528
		Barbados: 0.5%
8,922		Everest Re Group Ltd.	692,526
			692,526
		Brazil: 0.5%
46,373		Tele Norte Leste Participacoes S.A. ADR	678,437
			678,437
		Canada: 1.8%
28,421		Enerplus Resources Fund	653,683
48,339	L	TransCanada Corp.	1,708,240
			2,361,923
		Finland: 1.0%
149,674		Nokia OYJ	1,409,450
			1,409,450
		France: 8.7%
14,471		BNP Paribas	989,204
29,664		Carrefour S.A.	1,363,801
39,974		Gaz de France	1,325,073
20,322		Lafarge S.A.	1,106,527
22,989		Sanofi-Aventis	1,336,410
40,071		Total S.A.	2,022,848
29,244		Vinci S.A.	1,415,624
88,964		Vivendi	2,133,819
			11,693,306
		Germany: 5.7%
12,401		Allianz AG	1,440,127
17,603		Bayer AG	1,013,283
14,847		Deutsche Boerse AG	1,040,322
78,996		Deutsche Post AG	1,376,438
46,292		E.ON AG	1,384,602
10,086		Muenchener Rueckversicherungs AG	1,399,574
			7,654,346
		Hong Kong: 1.1%
27,826		China Mobile Ltd. ADR	1,417,456
			1,417,456
		Ireland: 0.5%
29,577		CRH PLC	613,890
			613,890
		Italy: 2.8%
63,452		Banche Popolari Unite Scpa	680,568
101,760		ENI S.p.A.	2,079,450
302,865		Intesa Sanpaolo S.p.A.	999,620
			3,759,638
		Japan: 9.8%
30,500		Canon, Inc.	1,321,130
271,500		Mitsubishi UFJ Financial Group, Inc.	1,345,007
764,500		Mizuho Financial Group, Inc.	1,239,291
7,000		Nintendo Co., Ltd.	1,954,169
869		NTT DoCoMo, Inc.	1,380,604
43,000		Seven & I Holdings Co., Ltd.	1,026,371
58,900		Shiseido Co., Ltd.	1,314,138
65,800		Sumitomo Mitsui Financial Group, Inc.	2,027,905
23,500		Takeda Pharmaceutical Co., Ltd.	1,078,378
19,000		Trend Micro, Inc.	560,261
			13,247,254
		Netherlands: 1.4%
70,834		Royal Dutch Shell PLC	1,953,079
			1,953,079
		Singapore: 1.7%
86,500		DBS Group Holdings Ltd.	918,064
588,000		Singapore Telecommunications Ltd.	1,351,497
			2,269,561
		Spain: 1.5%
49,337		Banco Bilbao Vizcaya Argentaria S.A.	661,605
62,598		Telefonica S.A.	1,417,556
			2,079,161

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Switzerland: 2.2%
9,370		Alcon, Inc.	$1,453,100
32,149		Credit Suisse Group	1,457,232
			2,910,332
		Taiwan: 0.9%
126,578		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,278,438
			1,278,438
		United Kingdom: 6.1%
20,225		AstraZeneca PLC	1,014,077
166,409		Balfour Beatty PLC	649,924
77,254		GlaxoSmithKline PLC	1,348,823
132,264		HSBC Holdings PLC	1,345,019
183,852		Reed Elsevier PLC	1,593,002
77,454		Scottish & Southern Energy PLC	1,347,721
311,167		Thomas Cook Group PLC	888,011
			8,186,577
		United States: 43.1%
27,558		Abbott Laboratories	1,352,547
17,362		AGL Resources, Inc.	659,756
19,079		Air Products & Chemicals, Inc.	1,384,754
45,491		Altria Group, Inc.	1,008,081
36,419		American Electric Power Co., Inc.	1,310,356
54,383		Arthur J. Gallagher & Co.	1,382,416
79,155		AT&T, Inc.	2,053,281
14,804		Automatic Data Processing, Inc.	610,961
45,569		Baxter International, Inc.	1,994,555
53,681		Bristol-Myers Squibb Co.	1,337,731
26,497		Chevron Corp.	2,019,336
22,884		Coca-Cola Co.	1,261,137
31,708		Consolidated Edison, Inc.	1,462,373
12,260		Cullen/Frost Bankers, Inc.	676,875
32,636		EI Du Pont de Nemours & Co.	1,327,306
21,604		Emerson Electric Co.	1,070,262
40,615		Exelon Corp.	1,698,925
33,287		ExxonMobil Corp.	1,986,568
26,853		Flowers Foods, Inc.	650,648
65,813		General Electric Co.	1,060,906
69,693		H&R Block, Inc.	1,092,786
23,332		Honeywell International, Inc.	1,000,010
82,949		Hudson City Bancorp., Inc.	1,030,227
60,695		Intel Corp.	1,250,317
58,029		JC Penney Co., Inc.	1,429,254
23,224		Johnson & Johnson	1,349,082
23,700		Kimberly-Clark Corp.	1,519,644
11,377	@	Kinder Morgan Energy Partners LP	777,845
43,083		Kraft Foods, Inc.	1,258,454
31,061		Linear Technology Corp.	990,225
8,935		Lorillard, Inc.	681,204
18,273		McDonald’s Corp.	1,274,176
38,816		Merck & Co., Inc.	1,337,599
24,627		Nucor Corp.	963,901
32,730		NYSE Euronext	948,188
134,862		Pfizer, Inc.	2,022,930
28,857		Philip Morris International, Inc.	1,472,861
84,191		Pitney Bowes, Inc.	2,055,102
26,070		PPL Corp.	711,450
16,302		Procter & Gamble Co.	997,030
24,333		Reynolds American, Inc.	1,406,934
66,251		Sara Lee Corp.	979,852
14,698		Snap-On, Inc.	656,560
45,625		Southern Co.	1,611,931
47,170		Spectra Energy Corp.	980,664
26,295		Travelers Cos., Inc.	1,326,583
12,965		Wal-Mart Stores, Inc.	663,678
			58,097,261
		Total Common Stock
		(Cost $123,139,645)	125,994,163
REAL ESTATE INVESTMENT TRUSTS: 1.9%
		Australia: 0.4%
52,044		Westfield Group	575,686
			575,686
		Netherlands: 0.5%
11,288		Corio NV	662,625
			662,625
		United Kingdom: 0.5%
65,293		Land Securities Group PLC	627,025
			627,025

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		United States: 0.5%
14,039		Rayonier, Inc.		$685,524
				685,524
		Total Real Estate Investment Trusts
		(Cost $3,025,880)		2,550,860
		Total Long-Term Investments
		(Cost $126,165,525)		128,545,023
SHORT-TERM INVESTMENTS: 1.0%
		Securities Lending Collateral(cc): 1.0%
1,270,700		BNY Mellon Overnight Government Fund (1)		1,270,700
123,900	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		99,120
		Total Short-Term Investments
		(Cost $1,394,600)		1,369,820
		Total Investments in Securities
		(Cost $127,560,125)*	96.4%	$129,914,843
		Other Assets and Liabilities - Net	3.6	4,849,797
		Net Assets	100.0%	$134,764,640

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2010.
	*	Cost for federal income tax purposes is $133,050,131.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,898,929
		Gross Unrealized Depreciation		(14,034,217)
		Net Unrealized Depreciation		$(3,135,288)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	6.2%
Consumer Staples	12.7
Energy	10.5
Financials	19.6
Health Care	12.4
Industrials	7.4
Information Technology	7.0
Materials	4.0
Telecommunication Services	7.1
Utilities	8.5
Short-Term Investments	1.0
Other Assets and Liabilities - Net	3.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$5,691,528	$—	$5,691,528
Barbados	692,526	—	—	692,526
Brazil	678,437	—	—	678,437
Canada	2,361,923	—	—	2,361,923
Finland	—	1,409,450	—	1,409,450
France	—	11,693,306	—	11,693,306
Germany	—	7,654,346	—	7,654,346
Hong Kong	1,417,456	—	—	1,417,456
Ireland	—	613,890	—	613,890
Italy	—	3,759,638	—	3,759,638
Japan	1,321,130	11,926,124	—	13,247,254
Netherlands	—	1,953,079	—	1,953,079
Singapore	—	2,269,561	—	2,269,561
Spain	—	2,079,161	—	2,079,161
Switzerland	1,453,100	1,457,232	—	2,910,332
Taiwan	1,278,438	—	—	1,278,438
United Kingdom	—	8,186,577	—	8,186,577
United States	58,097,261	—	—	58,097,261
Total Common Stock	67,300,271	58,693,892	—	125,994,163
Real Estate Investment Trusts	685,524	1,865,336	—	2,550,860
Short-Term Investments	1,270,700	—	99,120	1,369,820
Total Investments, at value	$69,256,495	$60,559,228	$99,120	$129,914,843

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Short-Term Investments	$99,120	$—	$—	$—	$—	$—	$—	$—	$99,120
Total Investments, at value	$99,120	$—	$—	$—	$—	$—	$99,120	$—	$99,120

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Australia: 0.2%
164,498	@	Australian Worldwide Exploration Ltd.	$232,375
			232,375
		Bahamas: 0.8%
29,700		Teekay Shipping Corp.	820,314
			820,314
		Canada: 25.8%
13,000		Alamos Gold, Inc.	195,623
84,349		Barrick Gold Corp.	3,466,744
109,274		Canadian Natural Resources Ltd.	3,761,211
2,000		Centerra Gold, Inc.	25,399
87,400	@	Centerra Gold, Inc.	1,102,649
19,000		Domtar Corp.	1,111,500
91,207		EnCana Corp.	2,784,550
24,700		Ensign Energy Services, Inc.	304,410
2,400		Ensign Resource Service Group	30,075
45,408		GoldCorp, Inc.	1,777,269
19,300	@	Harry Winston Diamond Corp.	239,173
71,638	@	Kinross Gold Corp.	1,174,147
180,700	@	Lundin Mining Corp.	703,079
9,800		Lundin Mining Corp.	38,562
110,117		Nexen, Inc.	2,279,422
156,965		Suncor Energy, Inc.	5,171,997
49,829		Teck Cominco Ltd. - Class B	1,756,472
			25,922,282
		China: 1.1%
1,303,334		China Petroleum & Chemical Corp.	1,051,782
			1,051,782
		France: 0.0%
—		Total S.A. ADR	—
			—
		Japan: 0.7%
133		Inpex Holdings, Inc.	650,617
			650,617
		Netherlands: 2.0%
36,973		Royal Dutch Shell PLC ADR - Class A	2,049,044
			2,049,044
		Russia: 2.5%
21,774	@	Lukoil-Spon ADR	1,243,295
58,025		OAO Gazprom ADR	1,253,340
			2,496,635
		Thailand: 0.8%
550,300		Thai Oil PCL	752,317
			752,317
		United Kingdom: 2.1%
53,026	@	Anglo American PLC ADR	1,049,915
19,960		Rio Tinto PLC ADR	1,036,323
			2,086,238
		United States: 61.4%
38,629	@	Alpha Natural Resources, Inc.	1,480,650
15,000		Anadarko Petroleum Corp.	737,400
38,887		Apache Corp.	3,716,819
93,009		Arch Coal, Inc.	2,203,383
24,700	@	Bill Barrett Corp.	873,886
76,908	@	Cal Dive International, Inc.	455,295
17,513	@	Cameron International Corp.	693,340
66,267		Chevron Corp.	5,050,208
46,900	@	Coeur d’Alene Mines Corp.	714,287
26,100	@	Complete Production Services, Inc.	502,425
130,316		ConocoPhillips	7,196,048
82,300	@	Denbury Resources, Inc.	1,303,632
42,987		Devon Energy Corp.	2,686,258
35,565		Ensco International PLC ADR	1,486,973
166,164		ExxonMobil Corp.	9,916,668
44,728		Halliburton Co.	1,336,473
45,300		Hess Corp.	2,427,627
76,770		International Paper Co.	1,857,834
12,800		Kaiser Aluminum Corp.	524,800
25,000	@	McMoRan Exploration Co.	260,250
33,700		Murphy Oil Corp.	1,845,075
71,078		National Oilwell Varco, Inc.	2,783,414
23,300		Newmont Mining Corp.	1,302,470
13,734		Peabody Energy Corp.	620,090
29,000		Penn Virginia Corp.	551,000
35,900	@	PetroHawk Energy Corp.	566,143
88,491		Schlumberger Ltd.	5,279,373
50,677		Smith International, Inc.	2,102,082

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		United States (continued)
7,158	@	Transocean Ltd.		$330,771
20,244		United States Steel Corp.		897,417
				61,702,091
		Total Common Stock
		(Cost $92,935,658)		97,763,695
		Total Long-Term Investments
		(Cost $92,935,658)		97,763,695
SHORT-TERM INVESTMENTS: 2.5%
		Affiliated Mutual Fund: 2.5%
2,532,000		ING Institutional Prime Money Market Fund - Class I		2,532,000
		Total Mutual Fund
		(Cost $2,532,000)		2,532,000
		Total Short-Term Investments
		(Cost $2,532,000)		2,532,000
		Total Investments in Securities
		(Cost $95,467,658)*	99.9%	$100,295,695
		Other Assets and Liabilities - Net	0.1	148,576
		Net Assets	100.0%	$100,444,271

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $99,584,858.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,159,152
		Gross Unrealized Depreciation		(9,448,315)
		Net Unrealized Appreciation		$710,837

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	0.1%
Energy	78.4
Materials	18.9
Short-Term Investments	2.5
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$232,375	$—	$232,375
Bahamas	820,314	—	—	820,314
Canada	25,828,246	94,036	—	25,922,282
China	—	1,051,782	—	1,051,782
Japan	—	650,617	—	650,617
Netherlands	2,049,044	—	—	2,049,044
Russia	2,496,635	—	—	2,496,635
Thailand	—	752,317	—	752,317
United Kingdom	1,036,323	1,049,915	—	2,086,238
United States	61,702,091	—	—	61,702,091
Total Common Stock	93,932,653	3,831,042	—	97,763,695
Short-Term Investments	2,532,000	—	—	2,532,000
Total Investments, at value	$96,464,653	$3,831,042	$—	$100,295,695

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 92.7%
		Australia: 0.4%
13,304		Macquarie Group Ltd.	$449,144
			449,144
		Bermuda: 0.5%
6,197		Credicorp Ltd.	605,571
			605,571
		Brazil: 3.7%
45,196	@	Fibria Celulose S.A.	711,295
75,423		Petroleo Brasileiro S.A. ADR	2,745,397
149,200		SLC Agricola S.A.	1,278,397
			4,735,089
		Canada: 2.9%
22,580		Barrick Gold Corp.	928,195
31,984		GoldCorp, Inc.	1,253,786
6,293		Potash Corp. of Saskatchewan	658,713
25,592		Suncor Energy, Inc.	843,649
			3,684,343
		China: 7.3%
1,083,000		Bank of China Ltd.	573,350
1,176,000	L	China Communications Construction Co., Ltd.	1,112,205
1,308,000		China Construction Bank	1,111,667
220,500		China Merchants Bank Co., Ltd.	590,725
394,000		China Yurun Food Group Ltd.	1,296,124
34,136	@	Ctrip.com International Ltd. ADR	1,374,315
604,000		Golden Eagle Retail Group Ltd.	1,438,105
93,475		Hengan International Group Co., Ltd.	806,918
733,000		Industrial and Commercial Bank of China Ltd.	561,329
140,000		ZTE Corp.	449,215
			9,313,953
		Denmark: 1.2%
13,173		Novo-Nordisk A/S	1,127,117
7,369	@	Vestas Wind Systems A/S	357,615
			1,484,732
		France: 3.0%
11,554		Groupe Danone	647,660
10,770		LVMH Moet Hennessy Louis Vuitton S.A.	1,312,424
18,885		Total S.A.	953,345
18,032		Vinci S.A.	872,881
			3,786,310
		Germany: 2.0%
14,052		Bayer AG	808,876
48,189		Deutsche Post AG	839,652
8,837		Siemens AG	864,440
			2,512,968
		Hong Kong: 4.1%
1,524,000		Chaoda Modern Agriculture	1,639,203
141,000		China Mobile Ltd.	1,432,852
200,000		China Resources Enterprise	760,857
1,478,000		Guangdong Investment Ltd.	739,888
142,000		Li & Fung Ltd.	653,421
			5,226,221
		Indonesia: 0.5%
914,902		Bank Mandiri	615,579
			615,579
		Japan: 3.8%
14,800		Daikin Industries Ltd.	549,376
22,200		Hitachi Construction Machinery Co., Ltd.	451,120
36,528		Honda Motor Co., Ltd.	1,155,690
57,319		Kubota Corp.	452,822
82,600		Mitsui & Co., Ltd.	1,059,738
23,000		NGK Insulators Ltd.	388,027
25,100		Toyota Motor Corp.	881,108
			4,937,881
		Netherlands: 1.2%
33,861		Unilever NV	995,938
14,464	@	X5 Retail Group N.V. GDR	542,447
			1,538,385
		Norway: 1.3%
33,521		Statoil ASA	677,971
65,310		Telenor ASA	1,005,117
			1,683,088

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Russia: 0.7%
44,471		OAO Gazprom ADR	$960,574
			960,574
		Singapore: 0.5%
102,000		Oversea-Chinese Banking Corp.	678,786
			678,786
		South Africa: 0.6%
51,640		Standard Bank Group Ltd.	802,038
			802,038
		South Korea: 1.3%
1,396		Samsung Electronics Co., Ltd.	957,526
17,220		Shinhan Financial Group Ltd.	706,839
			1,664,365
		Spain: 0.8%
46,407		Telefonica S.A.	1,050,905
			1,050,905
		Switzerland: 6.6%
35,577		Credit Suisse Group	1,612,614
40,197		Nestle S.A.	1,986,816
25,958		Novartis AG	1,261,901
4,939		Roche Holding AG - Genusschein	642,199
6,117		Syngenta AG	1,351,005
104,198		Xstrata PLC	1,657,495
			8,512,030
		Turkey: 0.5%
134,394		Turkiye Garanti Bankasi A/S	695,319
			695,319
		Ukraine: 1.1%
5,090,724	@, I	JSCB Ukrsotsbank	352,118
3,938,839	@, I	Raiffeisen Bank Aval	242,735
11,184,513	@, I	UkrTelecom	879,230
			1,474,083
		United Kingdom: 7.6%
38,621	@	Autonomy Corp. PLC	996,525
59,569		BG Group PLC	955,313
42,124		BHP Billiton PLC	1,290,444
158,348		BP PLC	1,012,646
218,877		HSBC Holdings PLC	2,225,804
40,159		Imperial Tobacco Group PLC	1,136,361
26,594		Rio Tinto PLC	1,376,387
25,490		Standard Chartered PLC	736,449
			9,729,929
		United States: 41.1%
17,483		Abbott Laboratories	858,066
90,780	@	Adobe Systems, Inc.	2,607,202
10,694	@	Amgen, Inc.	583,144
19,158	@	Apple, Inc.	4,928,396
15,823		Baxter International, Inc.	692,573
40,547		Blackstone Group LP	452,099
87,558	@	Brocade Communications Systems, Inc.	433,412
64,573		Burger King Holdings, Inc.	1,115,821
17,619	@	Celgene Corp.	971,688
24,353		Chesapeake Energy Corp.	512,144
11,623		Chevron Corp.	885,789
51,877	@	Cisco Systems, Inc.	1,196,802
624,061	@	Citigroup, Inc.	2,558,647
29,425	@	Citrix Systems, Inc.	1,618,964
8,975		Coca-Cola Co.	494,612
20,339		Deere & Co.	1,356,205
34,280	@	EMC Corp.	678,401
23,899		ExxonMobil Corp.	1,426,292
7,028		Freeport-McMoRan Copper & Gold, Inc.	502,783
69,167		General Electric Co.	1,114,972
22,763	@	Gilead Sciences, Inc.	758,463
2,290	@	Google, Inc. - Class A	1,110,307
33,091		Hewlett-Packard Co.	1,523,510
32,453	@	Illumina, Inc.	1,454,868
12,560		Johnson & Johnson	729,610
24,189		JP Morgan Chase & Co.	974,333
33,865	@	Juniper Networks, Inc.	940,770
12,578	@	Life Technologies Corp.	540,728
6,155		McDonald’s Corp.	429,188
12,792		Metlife, Inc.	538,032
31,918		Microsoft Corp.	823,804
39,356		Monsanto Co.	2,276,351
23,828	@	NetApp, Inc.	1,007,924
14,104		Occidental Petroleum Corp.	1,099,125
25,565		Oracle Corp.	604,357
15,591		PepsiCo, Inc.	1,012,012

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		United States (continued)
20,854		Procter & Gamble Co.		$1,275,431
46,791	@	Quanta Services, Inc.		1,005,071
12,515	@	Salesforce.com, Inc.		1,238,359
11,541		Schlumberger Ltd.		688,536
29,396	@	Southwestern Energy Co.		1,071,484
9,960	@	Stericycle, Inc.		627,480
10,505	@	Thermo Fisher Scientific, Inc.		471,254
10,591	@	VMware, Inc.		821,120
34,769		Wal-Mart Stores, Inc.		1,779,825
39,697		Wells Fargo & Co.		1,100,798
46,480		Yum! Brands, Inc.		1,919,624
				52,810,376
		Total Common Stock
		(Cost $108,829,751)		118,951,669
EXCHANGE-TRADED FUNDS: 2.7%
		Taiwan: 0.8%
80,928		iShares MSCI Taiwan Index Fund		1,005,935
				1,005,935
		United States: 1.9%
44,026	L	SPDR S&P Biotech ETF		2,413,946
				2,413,946
		Total Exchange-Traded Funds
		(Cost $3,090,377)		3,419,881
PREFERRED STOCK: 2.1%
		Brazil: 1.0%
95,352		Investimentos Itau S.A.		705,327
60,071		Suzano Papel e Celulose S.A.		571,064
				1,276,391
		Germany: 1.1%
13,685		Volkswagen AG		1,449,917
				1,449,917
		Total Preferred Stock
		(Cost $2,232,096)		2,726,308
		Total Long-Term Investments
		(Cost $114,152,224)		125,097,858
SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateral(cc): 1.5%
1,809,193		BNY Mellon Overnight Government Fund (1)		1,809,193
173,707	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		138,965
		Total Short-Term Investments
		(Cost $1,982,900)		1,948,158
		Total Investments in Securities
		(Cost $116,135,124)*	99.0%	$127,046,016
		Other Assets and Liabilities - Net	1.0	1,346,317
		Net Assets	100.0%	$128,392,333

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2010.
	*	Cost for federal income tax purposes is $117,021,543.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,537,373
		Gross Unrealized Depreciation		(4,512,900)
		Net Unrealized Appreciation		$10,024,473

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	9.1%
Consumer Staples	12.2
Energy	10.8
Financials	14.8
Health Care	8.5
Industrials	8.6
Information Technology	17.1
Materials	9.7
Telecommunication Services	3.4
Utilities	0.6
Other Long-Term Investments	2.7
Short-Term Investments	1.5
Other Assets and Liabilities - Net	1.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$449,144	$—	$449,144
Bermuda	605,571	—	—	605,571
Brazil	4,735,089	—	—	4,735,089
Canada	3,684,343	—	—	3,684,343
China	1,374,315	7,939,638	—	9,313,953
Denmark	—	1,484,732	—	1,484,732
France	—	3,786,310	—	3,786,310
Germany	—	2,512,968	—	2,512,968
Hong Kong	—	5,226,221	—	5,226,221
Indonesia	—	615,579	—	615,579
Japan	—	4,937,881	—	4,937,881
Netherlands	—	1,538,385	—	1,538,385
Norway	—	1,683,088	—	1,683,088
Russia	960,574	—	—	960,574
Singapore	—	678,786	—	678,786
South Africa	—	802,038	—	802,038
South Korea	—	1,664,365	—	1,664,365
Spain	—	1,050,905	—	1,050,905
Switzerland	—	8,512,030	—	8,512,030
Turkey	—	695,319	—	695,319
Ukraine	—	1,474,083	—	1,474,083
United Kingdom	—	9,729,929	—	9,729,929
United States	52,810,376	—	—	52,810,376
Total Common Stock	64,170,268	54,781,401	—	118,951,669
Exchange-Traded Funds	3,419,881	—	—	3,419,881
Preferred Stock	1,276,391	1,449,917	—	2,726,308
Short-Term Investments	1,809,193	—	138,965	1,948,158
Total Investments, at value	$70,675,733	$56,231,318	$138,965	$127,046,016
Other Financial Instruments+:
Forward foreign currency contracts	—	651,242	—	651,242
Total Assets	$70,675,733	$56,882,560	$138,965	$127,697,258

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(479,133)	$—	$(479,133)
Total Liabilities	$—	$(479,133)	$—	$(479,133)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Short-Term Investments	$138,965	$—	$—	$—	$—	$—	$—	$—	$138,965
Total Investments, at value	$138,965	$—	$—	$—	$—	$—	$—	$—	$138,965

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2010 (Unaudited) (continued)

At July 31, 2010 the following forward foreign currency contracts were outstanding for the ING Global Opportunities Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Czech Koruna
CZK 36,474,725	BUY	9/15/10	$1,725,226	$1,915,954	$190,728
British Pound
GBP 2,346,122	BUY	9/15/10	3,486,713	3,680,607	193,894
British Pound
GBP 306,705	BUY	9/15/10	448,894	481,160	32,266
Hungarian Forint
HUF 290,963,169	BUY	9/15/10	1,276,266	1,328,244	51,978
Polish Zloty
PLN 4,545,454	BUY	9/15/10	1,341,356	1,473,898	132,542
South African Rand
ZAR 3,122,654	BUY	9/15/10	398,196	424,584	26,388
					$627,796

Czech Koruna
CZK 3,075,943	SELL	9/15/10	$154,940	$161,574	$(6,634)
Czech Koruna
CZK 33,398,782	SELL	9/15/10	1,620,907	1,754,380	(133,473)
British Pound
GBP 2,346,122	SELL	9/15/10	3,447,955	3,680,607	(232,652)
British Pound
GBP 306,705	SELL	9/15/10	440,401	481,160	(40,759)
Hungarian Forint
HUF 229,821,984	SELL	9/15/10	1,072,581	1,049,135	23,446
Hungarian Forint
HUF 61,141,185	SELL	9/15/10	272,927	279,109	(6,182)
Polish Zloty
PLN 3,730,680	SELL	9/15/10	1,208,083	1,209,701	(1,618)
Polish Zloty
PLN 814,774	SELL	9/15/10	247,358	264,196	(16,838)
South African Rand
ZAR 3,122,654	SELL	9/15/10	383,607	424,584	(40,977)
					$(455,687)

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010:

Derivatives Fair Value*
Foreign exchange contracts	$172,109
Total	$172,109

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 30.8%
		Australia: 0.5%
1,756,269		Lend Lease Corp. Ltd.	$11,588,604
			11,588,604
		Canada: 1.1%
1,859,700		Brookfield Properties Co.	27,969,888
			27,969,888
		Hong Kong: 13.4%
5,735,962		Cheung Kong Holdings Ltd.	69,339,294
1,701,200		Great Eagle Holding Co.	4,431,996
3,399,200		Hang Lung Group Ltd.	19,964,681
5,588,200		Hang Lung Properties Ltd.	23,354,228
6,751,900	L	Hongkong Land Holdings Ltd.	36,248,325
1,701,300		Hysan Development Co., Ltd.	5,296,423
27,097		Kerry Properties Ltd.	136,807
10,400,000		Sun Hung Kai Properties Ltd.	153,017,652
2,663,287		Wharf Holdings Ltd.	14,591,050
			326,380,456
		Japan: 8.1%
211,500		Daito Trust Construction Co., Ltd.	11,529,404
2,073,300		Daiwa House Industry Co., Ltd.	20,361,680
6,139,230		Mitsubishi Estate Co., Ltd.	86,454,308
2,230,090		Mitsui Fudosan Co., Ltd.	33,000,846
2,585,900		Sumitomo Realty & Development Co., Ltd.	46,491,211
			197,837,449
		Norway: 0.7%
10,485,967	@, I	Norwegian Property ASA	16,257,956
			16,257,956
		Singapore: 2.9%
17,540,850		CapitaLand Ltd.	51,199,081
2,220,500		City Developments Ltd.	19,804,033
			71,003,114
		Sweden: 0.9%
1,254,010		Castellum AB	12,979,355
1,076,920		Hufvudstaden AB	9,225,520
			22,204,875
		Switzerland: 0.5%
199,570	@	Swiss Prime Site AG	12,515,491
			12,515,491
		United Kingdom: 0.6%
2,821,950		Grainger PLC	5,003,680
111,182		Helical Bar PLC	517,489
5,152,671	I	Safestore Holdings Ltd.	9,687,157
			15,208,326
		United States: 2.1%
452,800	@	Hyatt Hotels Corp.	17,709,008
676,000		Starwood Hotels & Resorts Worldwide, Inc.	32,752,200
			50,461,208
		Total Common Stock
		(Cost $697,974,825)	751,427,367
REAL ESTATE INVESTMENT TRUSTS: 65.6%
		Australia: 9.8%
8,346,300		CFS Retail Property Trust	14,204,484
42,523,802		Dexus Property Group	31,410,884
9,883,520		GPT Group	25,618,877
47,372,573		Macquarie Goodman Group	26,385,950
5,937,092		Mirvac Group	7,136,666
8,647,920		Stockland	29,709,401
9,469,864		Westfield Group	104,751,137
			239,217,399
		Canada: 1.7%
456,500		Calloway Real Estate Investment Trust	9,609,124
171,200		Canadian Real Estate Investment Trust	5,059,147
415,800		Primaris Retail Real Estate	7,530,953
1,010,200		RioCan Real Estate Investment Trust	20,045,795
			42,245,019
		France: 3.3%
414,863		Mercialys	13,545,419
72,900		Societe Immobiliere de Location pour l’Industrie et le Commerce	8,191,264
295,876		Unibail	58,332,403
			80,069,086
		Hong Kong: 0.6%
6,024,800		Link Real Estate Investment Trust	15,660,069
			15,660,069
		Japan: 3.3%
1,689		Frontier Real Estate Investment Corp.	12,204,326
1,202		Japan Logistics Fund, Inc.	9,863,215

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
2,864		Japan Real Estate Investment Corp.	$25,306,211
5,544	L	Japan Retail Fund Investment Corp.	7,119,483
2,980		Kenedix Realty Investment Corp.	9,799,791
882		Nippon Accommodations Fund, Inc.	4,872,318
1,605		United Urban Investment Corp.	10,685,696
			79,851,040
		Singapore: 2.2%
8,615,785		Ascendas Real Estate Investment Trust	13,454,057
16,878,000		CapitaCommercial Trust	16,417,610
15,023,404		CapitaMall Trust	21,140,066
3,314,900		Frasers Centrepoint Trust	3,346,269
			54,358,002
		United Kingdom: 5.1%
2,742,076		British Land Co. PLC	19,864,899
1,059,860		Derwent Valley Holdings PLC	22,283,782
2,640,150		Great Portland Estates PLC	12,483,399
1,790,702		Hammerson PLC	10,913,538
5,255,894		Land Securities Group PLC	50,473,679
1,859,945		Segro PLC	8,164,286
			124,183,583
		United States: 39.6%
373,703		Acadia Realty Trust	6,928,454
378,200		Alexandria Real Estate Equities, Inc.	26,682,010
609,700		AMB Property Corp.	15,218,112
1,312,400		Apartment Investment & Management Co.	28,177,228
407,248		AvalonBay Communities, Inc.	42,797,692
540,100		Boston Properties, Inc.	44,234,190
572,700		BRE Properties, Inc.	23,767,050
25,100		Camden Property Trust	1,142,552
1,974,700		Developers Diversified Realty Corp.	22,412,845
280,410	L	Digital Realty Trust, Inc.	17,727,520
1,527,000		Equity Residential	70,012,950
625,900		Extra Space Storage, Inc.	9,707,709
305,100		Federal Realty Investment Trust	23,855,769
744,500		Highwoods Properties, Inc.	23,310,295
3,788,613		Host Hotels & Resorts, Inc.	54,328,710
1,137,475		Liberty Property Trust	36,057,958
1,683,361		Macerich Co.	69,775,311
875,800		Nationwide Health Properties, Inc.	32,772,436
410,100	@	Pebblebrook Hotel Trust	7,500,729
1,710,300		Prologis	18,573,858
374,794		Public Storage, Inc.	36,774,787
796,200		Regency Centers Corp.	30,048,588
1,072,746		Simon Property Group, Inc.	95,710,398
524,530		SL Green Realty Corp.	31,597,687
428,600		Tanger Factory Outlet Centers, Inc.	19,158,420
450,300		Taubman Centers, Inc.	18,457,797
1,550,327		UDR, Inc.	32,727,403
855,400		Ventas, Inc.	43,385,888
985,822		Vornado Realty Trust	81,606,345
			964,450,691
		Total Real Estate Investment Trusts
		(Cost $1,313,601,342)	1,600,034,889
MUTUAL FUNDS: 1.0%
		Australia: 1.0%
43,320,200	**	ING Office Fund	23,758,308
		Total Mutual Funds
		(Cost $23,529,305)	23,758,308
WARRANTS: 0.0%
		Hong Kong: 0.0%
642,560		Henderson Land Development Co. Ltd.	99,269
		Total Warrants
		(Cost $—)	99,269
		Total Long-Term Investments
		(Cost $2,035,105,472)	2,375,319,833
SHORT-TERM INVESTMENTS: 3.5%
		Affiliated Mutual Fund: 2.6%
63,152,249		ING Institutional Prime Money Market Fund - Class I	63,152,249
		Total Mutual Fund
		(Cost $63,152,249)	63,152,249
		Securities Lending Collateral(cc): 0.9%
19,113,715		BNY Mellon Overnight Government Fund (1)	19,113,715.000
2,745,317	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	2,196,253
		Total Securities Lending Collateral
		(Cost $21,859,031)	21,309,968

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		Total Short-Term Investments
		(Cost $85,011,280)		$84,462,217

		Total Investments in Securities
		(Cost $2,120,116,752)*	100.9%	$2,459,782,050
		Other Assets and Liabilities - Net	(0.9)	(21,810,556)
		Net Assets	100.0%	$2,437,971,494

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2010.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $2,341,760,474.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$324,215,891
		Gross Unrealized Depreciation		(206,194,315)
		Net Unrealized Appreciation		$118,021,576

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Affiliated Investment Companies	1.0%
Consumer Discretionary	2.1
Financials	94.3
Short-Term Investments	3.5
Other Assets and Liabilities - Net	(0.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$11,588,604	$—	$11,588,604
Canada	27,969,888	—	—	27,969,888
Hong Kong	—	326,380,456	—	326,380,456
Japan	—	197,837,449	—	197,837,449
Norway	—	16,257,956	—	16,257,956
Singapore	—	71,003,114	—	71,003,114
Sweden	—	22,204,875	—	22,204,875
Switzerland	—	12,515,491	—	12,515,491
United Kingdom	—	15,208,326	—	15,208,326
United States	50,461,208	—	—	50,461,208
Total Common Stock	78,431,096	672,996,271	—	751,427,367
Real Estate Investment Trusts	1,006,695,710	593,339,179	—	1,600,034,889
Mutual Funds	—	23,758,308	—	23,758,308
Warrants	99,269	—	—	99,269
Short-Term Investments	82,265,964	—	2,196,253	84,462,217
Total Investments, at value	$1,167,492,039	$1,290,093,758	$2,196,253	$2,459,782,050

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Short-Term Investments	$2,196,253	$—	$—	$—	$—	$—	$—	$—	$2,196,253
Total Investments, at value	$2,196,253	$—	$—	$—	$—	$—	$—	$—	$2,196,253

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 90.5%
		Australia: 1.4%
1,781,500	@	Minara Resources Ltd.	$1,322,688
902,000	@	Mineral Deposits Ltd.	628,499
95,000		Newcrest Mining Ltd.	2,823,499
			4,774,686
		Brazil: 2.9%
324,900	@	BrasilAgro - Companhia Brasileira de Propriedades Agricolas	1,706,889
413,000		Centrais Eletricas Brasileiras S.A. ADR - Class B	6,463,450
53,329	L	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,123,027
			10,293,366
		Cambodia: 0.4%
12,810,000		NagaCorp Ltd.	1,437,187
			1,437,187
		Canada: 12.7%
325,000		Barrick Gold Corp.	13,357,500
429,741		Cameco Corp.	10,954,098
432,800	@	Dundee Precious Metals, Inc.	1,768,163
1,197,200	@	Eastern Platinum Ltd.	1,211,116
1,401,000	@, L	Gabriel Resources Ltd.	6,282,389
299,931	@	Medoro Resources Ltd.	175,048
198,400		Suncor Energy, Inc.	6,537,280
528,100	@	Uranium Participation Corp.	3,210,569
113,926	@	Westjet Airlines Ltd.	1,375,246
19,578	@	Westjet Airlines Ltd. -VV	240,143
			45,111,552
		China: 0.5%
16,900		PetroChina Co., Ltd. ADR	1,934,543
			1,934,543
		Egypt: 0.0%
2,304		Oriental Weavers	13,185
			13,185
		Finland: 1.9%
350,400	L	Nokia OYJ ADR	3,332,304
233,300		UPM-Kymmene OYJ	3,385,615
			6,717,919
		France: 4.8%
4,650		Areva S.A.	2,207,909
115,500		Electricite de France	4,907,665
295,000		Thales S.A.	9,961,972
			17,077,546
		Germany: 0.8%
218,200		Deutsche Telekom AG ADR	2,919,516
			2,919,516
		Hong Kong: 1.6%
1,064,600		Bank of East Asia Ltd.	4,188,147
154,000		Guoco Group Ltd.	1,517,865
			5,706,012
		Indonesia: 1.7%
4,799,500		Medco Energi Internasional Tbk PT	1,613,680
118,350	L	Telekomunikasi Indonesia Tbk PT ADR	4,442,859
			6,056,539
		Italy: 3.1%
554,766	L	ERG S.p.A.	7,231,296
3,470,000		Telecom Italia S.p.A. RNC	3,606,499
			10,837,795
		Japan: 19.1%
276,000		77 Bank Ltd.	1,462,809
909,000		Daiwa Securities Group, Inc.	3,930,198
975		Fields Corp.	1,183,191
134,700		Futaba Corp.	2,430,942
13,340		Hakuhodo DY Holdings, Inc.	676,810
130,600		Kao Corp.	3,088,247
246,000		Kirin Brewery Co., Ltd.	3,278,225
314,400		Mitsui & Co., Ltd.	4,033,674
160,000		Mitsui Sumitomo Insurance Group Holdings, Inc.	3,540,628
355,000		Nippon Telegraph & Telephone Corp.	14,765,105
29,575		Nippon Telegraph & Telephone Corp. ADR	616,639
37,400		Nissin Food Products Co., Ltd.	1,306,750
49,200		Sankyo Co., Ltd.	2,405,703
196,300		Sanshin Electronics Co., Ltd.	1,654,945
750,000		Sekisui House Ltd.	6,643,263
9,300		Seven & I Holdings Co., Ltd.	221,983
1,686,000		Sumitomo Osaka Cement Co., Ltd.	3,156,016
922,000		Sumitomo Trust & Banking Co., Ltd.	5,102,442
72,700		Takeda Pharmaceutical Co., Ltd.	3,336,090
415,000		Toppan Printing Co., Ltd.	3,415,174
1,050		TV Asahi Corp.	1,487,703
			67,736,537

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		Norway: 0.8%
133,000	L	Statoil ASA ADR		$2,703,890
				2,703,890
		Papua New Guinea: 2.4%
2,273,000		Lihir Gold Ltd.		8,446,749
				8,446,749
		Russia: 2.1%
199,350		OAO Gazprom ADR		4,305,960
594,500	@, L	RusHydro ADR		3,108,103
				7,414,063
		South Africa: 3.1%
77,600		Anglogold Ashanti Ltd. ADR		3,144,352
473,000		Gold Fields Ltd.		6,393,942
10,113,000	@	Simmer & Jack Mines Ltd.		1,470,162
				11,008,456
		South Korea: 2.2%
340,000		Korea Electric Power Corp. ADR		4,790,600
79,500		KT Corp. ADR		1,498,575
87,400		SK Telecom Co., Ltd. ADR		1,431,612
				7,720,787
		Thailand: 0.4%
306,800		Bangkok Bank PCL		1,323,903
				1,323,903
		Turkey: 0.7%
168,350		Turkcell Iletisim Hizmet AS ADR		2,441,075
				2,441,075
		United Kingdom: 3.7%
211,700		BP PLC ADR		8,144,099
325,200		Stolt-Nielsen S.A.		5,013,126
				13,157,225
		United States: 24.2%
210,000		Aetna, Inc.		5,848,500
135,000	@	AGCO Corp.		4,692,600
265,000		Alcoa, Inc.		2,960,050
121,000		Ameren Corp.		3,069,770
93,000		ConocoPhillips		5,135,460
280,000	@	eBay, Inc.		5,854,800
112,600	@	Forest Laboratories, Inc.		3,124,650
228,800		Kroger Co.		4,845,984
30,000		Lockheed Martin Corp.		2,254,500
48,800		Microsoft Corp.		1,259,528
238,000		Newmont Mining Corp.		13,304,200
102,000		Peabody Energy Corp.		4,605,300
420,000		Pfizer, Inc.		6,300,000
113,800	@	Smithfield Foods, Inc.		1,621,650
786,200		Tesoro Corp.		10,149,843
255,000		Tyson Foods, Inc.		4,465,050
120,000		Wal-Mart Stores, Inc.		6,142,800
				85,634,685
		Total Common Stock
		(Cost $295,787,788)		320,467,216
PREFERRED STOCK: 0.6%
		Brazil: 0.6%
770,000		Tim Participacoes S.A.		2,197,748
		Total Preferred Stock
		(Cost $1,382,868)		2,197,748
		Total Long-Term Investments
		(Cost $297,170,656)		322,664,964
SHORT-TERM INVESTMENTS: 10.8%
		Affiliated Mutual Fund: 9.0%
31,946,906		ING Institutional Prime Money Market Fund - Class I		31,946,906
		Total Mutual Fund
		(Cost $31,946,906)		31,946,906
		Securities Lending Collateral(cc): 1.8%
6,085,624		BNY Mellon Overnight Government Fund (1)		6,085,624
287,772	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		230,218
		Total Securities Lending Collateral
		(Cost $6,373,397)		6,315,842
		Total Short-Term Investments
		(Cost $38,320,303)		38,262,748
		Total Investments in Securities
		(Cost $335,490,959)*	101.9%	$360,927,712
		Other Assets and Liabilities - Net	(1.9)	(6,818,535)
		Net Assets	100.0%	$354,109,177

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2010.

	*	Cost for federal income tax purposes is $339,256,213.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$31,795,804
		Gross Unrealized Depreciation		(10,124,305)
		Net Unrealized Appreciation		$21,671,499

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	3.9%
Consumer Staples	7.5
Energy	17.9
Financials	6.9
Health Care	5.2
Industrials	10.1
Information Technology	3.4
Materials	19.7
Telecommunication Services	9.6
Utilities	6.9
Short-Term Investments	10.8
Other Assets and Liabilities - Net	(1.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$4,774,686	$—	$4,774,686
Brazil	10,293,366	—	—	10,293,366
Cambodia	—	1,437,187	—	1,437,187
Canada	45,111,552	—	—	45,111,552
China	1,934,543	—	—	1,934,543
Egypt	—	13,185	—	13,185
Finland	3,332,304	3,385,615	—	6,717,919
France	—	17,077,546	—	17,077,546
Germany	2,919,516	—	—	2,919,516
Hong Kong	—	5,706,012	—	5,706,012
Indonesia	4,442,859	1,613,680	—	6,056,539
Italy	—	10,837,795	—	10,837,795
Japan	3,894,864	63,841,673	—	67,736,537
Norway	2,703,890	—	—	2,703,890
Papua New Guinea	—	8,446,749	—	8,446,749
Russia	4,305,960	3,108,103	—	7,414,063
South Africa	3,144,352	7,864,104	—	11,008,456
South Korea	7,720,787	—	—	7,720,787
Thailand	—	1,323,903	—	1,323,903
Turkey	2,441,075	—	—	2,441,075
United Kingdom	8,144,099	5,013,126	—	13,157,225
United States	85,634,685	—	—	85,634,685
Total Common Stock	186,023,852	134,443,364	—	320,467,216
Preferred Stock	2,197,748	—	—	2,197,748
Short-Term Investments	38,032,530	—	230,218	38,262,748
Total Investments, at value	$226,254,130	$134,443,364	$230,218	$360,927,712

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Short-Term Investments	$230,218	$—	$—	$—	$—	$—	$—	$—	$230,218
Total Investments, at value	$230,218	$—	$—	$—	$—	$—	$—	$—	$230,218

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		China: 34.3%
2,339,000		Bank of China Ltd.	$1,238,288
2,058,000		China Construction Bank	1,749,090
252,000		China High Speed Transmission Equipment Group Co., Ltd.	576,939
167,000		China Life Insurance Co., Ltd.	746,430
479,000		China National Materials Co. Ltd	375,922
882,000		China Petroleum & Chemical Corp.	711,768
215,500		China Shenhua Energy Co., Ltd.	832,495
838,000		China Telecom Corp. Ltd.	420,339
37,200		Dongfang Electrical Machinery Co., Ltd.	128,297
607,000		Evergrande Real Estate Group Ltd.	218,474
158,000		Fujian Zijin Mining Industry Co., Ltd.	102,283
2,450,000		Industrial and Commercial Bank of China Ltd.	1,876,204
22,700		Inner Mongolia Yitai Coal Co.	122,446
358,000		Lingbao Gold Co., Ltd.	129,201
612,000		PetroChina Co., Ltd.	700,054
57,500	I, X	Ping An Insurance Group Co. of China Ltd.	476,360
521,500	@	Real Gold Mining Ltd.	747,880
1,620,000		Shanghai Forte Land Co.	492,411
228,000		Shenguan Holdings Group Ltd.	208,223
314,000		Shimao Property Holdings Ltd.	604,173
17,400		Tencent Holdings Ltd.	335,978
418,000		Yanzhou Coal Mining Co., Ltd.	901,688
172,000		Zhaojin Mining Industry Co., Ltd.	372,922
			14,067,865
		Hong Kong: 39.2%
472,500		BOC Hong Kong Holdings Ltd.	1,214,912
48,000		Cheung Kong Holdings Ltd.	580,249
290,000		China Mobile Ltd.	2,947,002
322,160		China Overseas Land & Investment Ltd.	692,195
36,000		China Resources Enterprise	136,954
152,000		China Unicom Ltd.	207,513
512,000		Chow Sang Sang Holdings International Ltd.	1,013,393
472,000		CNOOC Ltd.	795,500
31,836		Esprit Holdings Ltd.	200,073
2,456,000	@	Fook Woo Group Holdings Ltd.	828,416
24,900		Hong Kong Exchanges and Clearing Ltd.	410,071
185,000		HongKong Electric Holdings	1,120,632
51,000		Hutchison Whampoa Ltd.	337,451
154,000		Hysan Development Co., Ltd.	479,427
108,000		Kerry Properties Ltd.	545,271
558,000	@	New Environmental Energy Holdings Ltd.	45,400
408,000		New World Development Ltd.	730,594
265,000		Ports Design Ltd.	683,587
101,000		Shanghai Industrial Holdings Ltd.	461,217
2,948,000		Shougang Concord International Enterprises Co., Ltd.	498,966
51,000		Sun Hung Kai Properties Ltd.	750,375
243,000		Wharf Holdings Ltd.	1,331,297
25,000		Zhuzhou CSR Times Electric Co., Ltd.	67,006
			16,077,501
		Taiwan: 25.8%
34,000		Asustek Computer, Inc.	256,240
277,637		AU Optronics Corp.	262,818
525,000		Cathay Financial Holding Co., Ltd.	824,221
258,000		China Airlines Ltd.	138,777
795,179		China Life Insurance Co., Ltd.	704,931
555,000		Chinatrust Financial Holding Co., Ltd.	331,924
117,000		Chunghwa Telecom Co., Ltd.	246,521
20,199	@	Chunghwa Telecom Co., Ltd. ADR	427,209
162,000		Compal Electronics, Inc.	211,950
1,300,000		E.Sun Financial Holding Co., Ltd.	601,224

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		Taiwan (continued)
568,000	@	Eva Airways Corp.		$340,605
19,040		High Tech Computer Corp.		350,606
158,000		HON HAI Precision Industry Co., Ltd.		636,418
54,880	@	Hon Hai Precision Industry Co., Ltd. - GDR		472,135
92,186		Huaku Development Co. Ltd		205,893
288,000		Lite-On Technology Corp.		367,413
26,112		MediaTek, Inc.		353,597
346,000		Mega Financial Holdings Co., Ltd.		206,361
233,000		Nan Ya Plastics Corp.		409,646
175,000		Novatek Microelectronics Corp. Ltd.		463,563
71,000		Taiwan Fertilizer Co., Ltd.		196,105
1,053,000		Taiwan Semiconductor Manufacturing Co., Ltd.		2,032,790
281,000		The Ambassador Hotel		338,527
469,000		United Microelectronics Corp.		208,052
				10,587,526
		Total Common Stock
		(Cost $34,955,360)		40,732,892
WARRANTS: 0.0%
		Hong Kong: 0.0%
9,400		Henderson Land Development Co. Ltd.		1,452
		Total Warrants
		(Cost $—)		1,452
		Total Investments in Securities
		(Cost $34,955,360)*	99.3%	$40,734,344
		Other Assets and Liabilities - Net	0.7	273,784
		Net Assets	100.0%	$41,008,128

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $36,487,234.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,280,619
		Gross Unrealized Depreciation		(2,033,509)
		Net Unrealized Appreciation		$4,247,110

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	5.6%
Consumer Staples	0.8
Energy	9.9
Financials	41.5
Industrials	7.9
Information Technology	14.5
Materials	6.0
Telecommunication Services	10.4
Utilities	2.7
Other Assets and Liabilities - Net	0.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
China	$—	$14,067,865	$—	$14,067,865
Hong Kong	828,416	15,249,085	—	16,077,501
Taiwan	427,209	10,160,317	—	10,587,526
Total Common Stock	1,255,625	39,477,267	—	40,732,892
Warrants	1,452	—	—	1,452
Total Investments, at value	$1,257,077	$39,477,267	$—	$40,734,344

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.8%
		Australia: 8.0%
37,080		Amcor Ltd.	$220,503
7,213		AMP Ltd.	34,656
6,556		ASX Ltd.	171,690
40,514		Australia & New Zealand Banking Group Ltd.	847,706
22,877		Bendigo Bank Ltd.	169,813
43,704		BHP Billiton Ltd.	1,586,466
78,171		Boral Ltd.	300,269
114,909		Brambles Ltd.	562,195
22,975		Commonwealth Bank of Australia	1,096,089
11,655		Computershare Ltd.	106,806
19,183		Crown Ltd.	138,454
10,936		CSL Ltd.	327,872
60,088		Foster’s Group Ltd.	313,743
13,639		Leighton Holdings Ltd.	364,507
23,098		MacArthur Coal Ltd.	262,479
1,116		Macquarie Group Ltd.	37,676
24,063		National Australia Bank Ltd.	548,891
7,830		Newcrest Mining Ltd.	232,716
42,518		OneSteel Ltd.	115,293
28,268		Origin Energy Ltd.	395,199
22,276		QBE Insurance Group Ltd.	336,684
3,621		Rio Tinto Ltd.	232,410
6,557		Suncorp-Metway Ltd.	49,726
5,750		Wesfarmers Ltd.	161,985
46,676		Westpac Banking Corp.	1,015,009
6,691		Woodside Petroleum Ltd.	252,601
34,233		Woolworths Ltd.	798,936
5,373		WorleyParsons Ltd.	112,583
			10,792,957
		Austria: 0.3%
5,707		Erste Bank der Oesterreichischen Sparkassen AG	228,406
49,835	@	Immofinanz Immobilien Anlagen AG	163,834
			392,240
		Belgium: 1.7%
19,634		Anheuser-Busch InBev NV	1,040,081
24,344	@	Anheuser-Busch InBev NV	95
7,943		Delhaize Group	586,438
2,529		Groupe Bruxelles Lambert S.A.	196,331
4,821	@	KBC Groep NV	212,195
7,466		UCB S.A.	240,768
			2,275,908
		Denmark: 1.4%
71		AP Moller - Maersk A/S - Class B	598,255
2,630		Coloplast A/S	272,997
12,214	@	Danske Bank A/S	286,839
8,803		Novo-Nordisk A/S	753,208
			1,911,299
		Finland: 1.9%
1,073		Metso OYJ	42,303
26,692		Nokia OYJ	251,353
12,377		Nokian Renkaat OYJ	347,180
11,772		OKO Bank	146,066
11,087		Sampo OYJ	270,827
34,708		Stora Enso OYJ (Euro Denominated Security)	280,904
45,211		UPM-Kymmene OYJ	656,095
10,689		Wartsila OYJ	562,898
			2,557,626
		France: 6.6%
1,613		Air Liquide	181,213

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		France (continued)
23,442		AXA S.A.	$430,395
15,052		BNP Paribas	1,028,920
1,630		Capgemini S.A.	77,486
6,126		Cie de Saint-Gobain	260,728
8,827		CNP Assurances	182,267
3,219		Credit Agricole S.A.	43,935
38,657		France Telecom S.A.	808,536
1,236		Gaz de France	40,971
10,536		M6-Metropole Television	233,488
4,740		PPR	634,546
5,891		Publicis Groupe	265,648
15,360		Sanofi-Aventis	892,916
7,705		Schneider Electric S.A.	886,839
7,815		Scor S.A.	171,396
6,564		Societe Generale	376,980
19,397		Total S.A.	979,192
6,612		Vallourec	643,057
36,415		Vivendi	873,421
			9,011,934
		Germany: 8.1%
4,088		Adidas AG	221,745
7,373		Allianz AG	856,226
11,236		BASF AG	657,024
7,430		Bayer AG	427,694
3,162	@	DaimlerChrysler AG	170,818
10,404		Deutsche Bank AG	726,473
1,520		Deutsche Boerse AG	106,506
58,997		Deutsche Telekom AG	793,109
38,355		E.ON AG	1,147,205
2,933		Hannover Rueckversicheru - Reg	140,361
12,329		HeidelbergCement AG	622,126
1,716		Henkel KGaA	71,177
36,992	@	Infineon Technologies AG	250,339
6,942		Linde AG	816,187
3,577		Muenchener Rueckversicherungs AG	496,359
10,175		RWE AG	718,646
17,148		SAP AG	783,403
15,922		Siemens AG	1,557,499
21,088		United Internet AG	261,504
1,277		Volkswagen AG	121,111
			10,945,512
		Greece: 0.6%
27,493		Hellenic Telecommunications Organization S.A.	224,196
33,643		Public Power Corp.	535,236
			759,432
		Hong Kong: 1.9%
99,000		BOC Hong Kong Holdings Ltd.	254,553
10,000		Cheung Kong Holdings Ltd.	120,885
36,000		CLP Holdings Ltd.	266,022
4,270		Hang Seng Bank Ltd.	59,189
6,200		Hong Kong Exchanges and Clearing Ltd.	102,106
55,500		HongKong Electric Holdings	336,190
6,162		Hutchison Whampoa Ltd.	40,772
45,000		Hysan Development Co., Ltd.	140,092
32,000		Li & Fung Ltd.	147,250
907,000		PCCW Ltd.	279,029
25,000		Sun Hung Kai Properties Ltd.	367,831
19,000		Swire Pacific Ltd.	231,271
31,000		Wharf Holdings Ltd.	169,836
			2,515,026
		Israel: 0.7%
35,884		Bank Leumi Le-Israel BM	152,309
31,505		Bezeq Israeli Telecommunication Corp. Ltd.	69,591
222		Delek Group Ltd.	51,580
24,692		Makhteshim-Agan Industries Ltd.	86,572
13,104		Teva Phaemaceutical Industries Ltd.	648,425
			1,008,477

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Italy: 3.3%
10,742		Assicurazioni Generali S.p.A.	$215,933
197,285		Enel S.p.A.	967,195
50,569		ENI S.p.A.	1,033,369
140,061		Intesa Sanpaolo S.p.A.	462,278
33,779		Intesa Sanpaolo S.p.A. - RNC	87,607
78,374		Pirelli & C S.p.A.	547,673
15,267		Saipem S.p.A.	548,459
158,073		Telecom Italia S.p.A. RNC	164,291
162,488		UniCredito Italiano S.p.A.	454,438
			4,481,243
		Japan: 21.5%
26,000		77 Bank Ltd.	137,801
7,890		Acom Co., Ltd.	136,778
12,100		Aisin Seiki Co., Ltd.	336,706
8,400		Alfresa Holdings Corp.	387,318
25,000		Asahi Glass Co., Ltd.	254,602
6,400		Astellas Pharma, Inc.	216,456
17,000		Bank of Kyoto Ltd.	141,615
34,700		Brother Industries Ltd.	371,864
18,700		Canon, Inc.	810,004
85		Central Japan Railway Co.	691,364
2,900		Chubu Electric Power Co., Inc.	71,799
107,000		Cosmo Oil Co., Ltd.	254,762
26,000		Daihatsu Motor Co., Ltd.	305,866
31		Dai-ichi Life Insurance Co. Ltd.	43,991
28,700		Dainippon Sumitomo Pharma Co., Ltd.	214,921
3,500		Daito Trust Construction Co., Ltd.	190,794
1,000		Denso Corp.	28,632
12,700		East Japan Railway Co.	816,212
13,900		Electric Power Development Co.	430,046
29,500	@	Elpida Memory, Inc.	443,079
12,000		Fuji Heavy Industries Ltd.	65,934
38,000		Fukuoka Financial Group, Inc.	157,990
26,000		Gunma Bank Ltd.	139,342
25,000		Hachijuni Bank Ltd.	142,764
19,000		Honda Motor Co., Ltd.	601,131
88,560		Itochu Corp.	689,256
1,300		Japan Petroleum Exploration Co.	51,122
46		Japan Tobacco, Inc.	148,045
21,000		JFE Holdings, Inc.	649,470
91,000		Kaneka Corp.	561,983
26,200		Kansai Electric Power Co., Inc.	634,497
13,600		Kao Corp.	321,594
900		Keyence Corp.	206,925
22,000		Kirin Brewery Co., Ltd.	293,175
21,900		Kyushu Electric Power Co., Inc.	495,007
116,000		Marubeni Corp.	622,385
107,000		Mazda Motor Corp.	258,405
8,200		MEIJI Holdings Co., Ltd.	351,868
37,900		Mitsubishi Corp.	817,968
7,000		Mitsubishi Estate Co., Ltd.	98,576
197,197		Mitsubishi UFJ Financial Group, Inc.	976,911
64,192		Mitsui & Co., Ltd.	823,567
4,452		Mitsui Fudosan Co., Ltd.	65,881
13,400		Mitsui Sumitomo Insurance Group Holdings, Inc.	296,528
190,324		Mizuho Financial Group, Inc.	308,524
10,600		Murata Manufacturing Co., Ltd.	523,819
4,000		NHK Spring Co., Ltd.	36,719
800		Nintendo Co., Ltd.	223,334
32,000		Nippon Electric Glass Co., Ltd.	406,656
16,700		Nippon Paper Group, Inc.	444,316
80,000		Nippon Steel Corp.	272,870
13,200		Nippon Telegraph & Telephone Corp.	549,012
46,000		Nippon Yusen KK	194,301

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
18,966		Nishi-Nippon City Bank Ltd.	$55,090
54,100	@	Nissan Motor Co., Ltd.	414,207
1,200		Nitto Denko Corp.	41,516
5,496	@	NKSJ Holdings, Inc.	32,125
27,800		Nomura Holdings, Inc.	156,328
42		NTT DoCoMo, Inc.	66,727
144		NTT Urban Development Corp.	116,715
3,300		Oriental Land Co., Ltd.	275,651
31,000		Ricoh Co., Ltd.	428,137
28,300		Sapporo Hokuyo Holdings, Inc.	134,056
36,700		Sega Sammy Holdings, Inc.	539,732
6,000		Sekisui Chemical Co., Ltd.	40,481
5,700		Shinko Electric Industries	75,270
62,000		Shinko Securities Co., Ltd.	140,657
121,000		Shinsei Bank Ltd.	111,304
18,500		Softbank Corp.	551,878
27,700		Sony Corp.	866,607
66,600		Sumitomo Corp.	706,859
15,900		Sumitomo Electric Industries Ltd.	185,454
14,400		Sumitomo Mitsui Financial Group, Inc.	443,797
40,000		Sumitomo Trust & Banking Co., Ltd.	221,364
2,350		T&D Holdings, Inc.	51,277
18,951		Takeda Pharmaceutical Co., Ltd.	869,632
8,500		TDK Corp.	512,175
4,100		Tohoku Electric Power Co., Inc.	88,389
14,949		Tokio Marine Holdings, Inc.	408,704
2,300		Tokyo Electric Power Co., Inc.	63,082
800		Tokyo Electron Ltd.	42,907
120,000		Tosoh Corp.	320,502
21,000		Toyo Suisan Kaisha Ltd.	453,127
38,490		Toyota Motor Corp.	1,351,150
7,040		USS Co., Ltd.	527,514
8,000		Yamaguchi Financial Group, Inc.	74,735
			29,081,634
		Kazakhstan: 0.0%
4,456		Eurasian Natural Resources Corp.	63,313
			63,313
		Netherlands: 5.5%
13,458		Boskalis Westminster	555,862
7,722		Fugro NV	407,821
57,389		Koninklijke Ahold NV	736,936
29,615		Koninklijke Philips Electronics NV	920,642
947		Koninklijke Vopak NV	38,481
525		Royal Dutch Shell PLC	14,476
46,518		Royal Dutch Shell PLC - Class A	1,281,116
45,840		Royal Dutch Shell PLC - Class B	1,211,056
40,969		Royal KPN NV	569,301
20,398		TNT NV	608,013
36,620		Unilever NV	1,077,087
			7,420,791
		New Zealand: 0.1%
47,897		Auckland International Airport Ltd.	68,899
25,562		Telecom Corp. of New Zealand Ltd.	36,874
			105,773
		Norway: 0.6%
40,215		Aker Kvaerner ASA	520,466
23,415		DnB NOR ASA	289,742
			810,208
		Portugal: 0.4%
52,814		Jeronimo Martins	576,932
			576,932
		Singapore: 1.5%
32,000		DBS Group Holdings Ltd.	339,631
44,000		Fraser and Neave Ltd.	177,987
21,000		Jardine Cycle & Carriage Ltd.	553,738
51,000		Oversea-Chinese Banking Corp.	339,393

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
10,000		Singapore Airlines Ltd.	$115,052
12,000		Singapore Telecommunications Ltd.	27,582
101,000		StarHub Ltd.	175,410
11,000		United Overseas Bank Ltd.	160,921
43,000		United Overseas Land Ltd.	125,197
			2,014,911
		Spain: 2.8%
53,987		Banco Bilbao Vizcaya Argentaria S.A.	723,962
121,480		Banco Santander Central Hispano S.A.	1,578,162
27,573		Criteria Caixacorp S.A.	134,516
60,891		Telefonica S.A.	1,378,901
			3,815,541
		Sweden: 3.1%
35,923		Atlas Copco AB - Class B	535,877
48,482		Boliden AB	576,419
27,121		Electrolux AB	605,190
11,711		Getinge AB	259,321
13,171		Investor AB	248,122
8,979		Kinnevik Investment AB	168,562
56,899		Nordea Bank AB	567,863
5,478		Ratos AB	156,392
5,326		SKF AB - B Shares	101,622
11,549		Svenska Handelsbanken AB	330,939
54,931		Telefonaktiebolaget LM Ericsson	606,118
			4,156,425
		Switzerland: 6.8%
4,767	@	ABB Ltd.	96,226
18,398		Compagnie Financiere Richemont S.A.	718,289
18,295		Credit Suisse Group	829,265
11,226		Holcim Ltd.	749,688
37,567		Nestle S.A.	1,856,823
30,338		Novartis AG	1,474,826
2,098		Pargesa Holding S.A.	144,154
11,721		Roche Holding AG - Genusschein	1,524,035
38		SGS S.A.	53,388
7,170		Swiss Reinsurance	330,178
43,326	@	UBS AG - Reg	735,467
9,878		Xstrata PLC	157,131
2,606		Zurich Financial Services AG	608,181
			9,277,651
		United Kingdom: 19.0%
6,426		Aggreko PLC	154,492
21,150	@	Anglo American PLC	836,294
7,440		ARM Holdings PLC	38,265
18,956		AstraZeneca PLC	950,449
8,053	@	Autonomy Corp. PLC	207,789
57,817		Aviva PLC	323,764
176,389		Barclays PLC	913,568
60,923		BG Group PLC	977,027
17,125		BHP Billiton PLC	524,614
260,474		BP PLC	1,665,749
42,504		British American Tobacco PLC	1,462,339
61,137		BT Group PLC	136,586
157,687		Cable & Wireless Worldwide PLC	165,162
21,353		Capita Group PLC	240,890
85,506		Compass Group PLC	710,922
37,998		Diageo PLC	659,431
57,679		GlaxoSmithKline PLC	1,007,051
7,547		Group 4 Securicor PLC	30,640
227,636		HSBC Holdings PLC	2,314,874
24,322		ICAP PLC	152,845
31,832		Imperial Tobacco Group PLC	900,736
26,152		Inmarsat PLC	302,551
22,357		International Power PLC	125,351
20,266		Investec PLC	157,278
24,729		J Sainsbury PLC	133,385

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
24,910		Kazakhmys PLC	$474,649
39,154		Kingfisher PLC	132,248
139,462		Legal & General Group PLC	195,777
429,559	@	Lloyds TSB Group PLC	463,629
57,432		Man Group PLC	195,659
115,053		National Grid PLC	921,612
59,687		Old Mutual PLC	113,151
42,264		Pearson PLC	657,090
9,244		Petrofac Ltd.	181,198
22,224		Prudential PLC	193,401
7,146		Reckitt Benckiser PLC	350,375
29,043		Rio Tinto PLC	1,503,136
72,144		Rolls-Royce Group PLC	656,569
83,403	@	Royal Bank of Scotland Group PLC	65,295
3,776		Schroders PLC	76,230
30,294		Serco Group PLC	263,050
8,946		Severn Trent PLC	183,757
9,088		Shire PLC	207,870
43,665		Smith & Nephew PLC	379,945
6,657		Smiths Group PLC	116,532
30,985		Standard Chartered PLC	895,209
12,761		Standard Life PLC	40,477
33,443		Tesco PLC	205,084
17,231		Unilever PLC	489,554
4,710		Vedanta Resources PLC	180,315
611,362		Vodafone Group PLC	1,425,504
1,908		Whitbread PLC	42,149
4,688		WPP PLC	49,851
			25,751,368
		Total Common Stock
		(Cost $122,855,852)	129,726,201
REAL ESTATE INVESTMENT TRUSTS: 1.7%
		Australia: 0.6%
84,665		CFS Retail Property Trust	144,091
142,167		Macquarie Goodman Group	79,185
131,324		Mirvac Group	157,858
39,623		Westfield Group	438,291
			819,425
		France: 0.1%
489		ICADE	46,483
688		Unibail	135,640
			182,123
		Hong Kong: 0.2%
73,500		Link Real Estate Investment Trust	191,046
			191,046
		Japan: 0.3%
60		Japan Prime Realty Investment Corp.	135,282
15		Japan Real Estate Investment Corp.	132,540
116		Japan Retail Fund Investment Corp.	148,965
			416,787
		Singapore: 0.2%
104,000		Ascendas Real Estate Investment Trust	162,402
90,000		CapitaMall Trust	126,643
			289,045
		United Kingdom: 0.3%
25,888		British Land Co. PLC	187,545
20,522		Land Securities Group PLC	197,078
7,697		Segro PLC	33,786
			418,409
		Total Real Estate Investment Trusts
		(Cost $2,146,695)	2,316,835
EXCHANGE-TRADED FUNDS: 1.4%
		Developed Markets: 1.2%
33,000		iShares MSCI EAFE Index Fund	1,713,360
			1,713,360

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		Ireland: 0.2%
10,000	@	iShares MSCI Australia		$231,763
				231,763
		Total Exchange-Traded Funds
		(Cost $1,897,791)		1,945,123
PREFERRED STOCK: 1.2%
		Germany: 1.2%
12,307		Henkel KGaA - Vorzug		611,229
3,895		RWE AG		253,217
6,679		Volkswagen AG		707,636
		Total Preferred Stock
		(Cost $1,493,874)		1,572,082
		Total Investments in Securities
		(Cost $128,394,212)*	100.1%	$135,560,241
		Other Assets and Liabilities - Net	(0.1)	(103,552)
		Net Assets	100.0%	$135,456,689

	@	Non-income producing security
	*	Cost for federal income tax purposes is $133,157,635.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,981,357
		Gross Unrealized Depreciation		(8,578,751)
		Net Unrealized Appreciation		$2,402,606

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	10.0%
Consumer Staples	10.1
Energy	7.3
Financials	25.2
Health Care	8.2
Industrials	11.9
Information Technology	4.9
Materials	10.0
Telecommunication Services	5.7
Utilities	5.4
Other Long-Term Investments	1.4
Other Assets and Liabilities - Net	(0.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$10,792,957	$—	$10,792,957
Austria	—	392,240	—	392,240
Belgium	95	2,275,813	—	2,275,908
Denmark	—	1,911,299	—	1,911,299
Finland	—	2,557,626	—	2,557,626
France	—	9,011,934	—	9,011,934
Germany	—	10,945,512	—	10,945,512
Greece	—	759,432	—	759,432
Hong Kong	—	2,515,026	—	2,515,026
Israel	—	1,008,477	—	1,008,477
Italy	—	4,481,243	—	4,481,243
Japan	1,433,897	27,647,737	—	29,081,634
Kazakhstan	—	63,313	—	63,313
Netherlands	—	7,420,791	—	7,420,791
New Zealand	—	105,773	—	105,773
Norway	—	810,208	—	810,208
Portugal	—	576,932	—	576,932
Singapore	—	2,014,911	—	2,014,911
Spain	1,578,162	2,237,379	—	3,815,541
Sweden	—	4,156,425	—	4,156,425
Switzerland	—	9,277,651	—	9,277,651
United Kingdom	2,301,588	23,449,780	—	25,751,368
Total Common Stock	5,313,742	124,412,459	—	129,726,201
Real Estate Investment Trusts	—	2,316,835	—	2,316,835
Exchange-Traded Funds	1,945,123	—	—	1,945,123
Preferred Stock	—	1,572,082	—	1,572,082
Total Investments, at value	$7,258,865	$128,301,376	$—	$135,560,241

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Australia: 5.8%
45,829		BHP Billiton Ltd.	$1,663,604
32,634		CSL Ltd.	978,398
35,724		Macquarie Group Ltd.	1,206,043
22,680		Rio Tinto Ltd.	1,455,693
			5,303,738
		Belgium: 1.6%
28,238		Anheuser-Busch InBev NV	1,495,864
			1,495,864
		Brazil: 6.3%
71,092		Banco Itau Holding Financeira S.A. ADR	1,591,750
82,899	L	Cia Energetica de Minas Gerais ADR	1,260,065
32,298		Petroleo Brasileiro S.A. ADR	1,175,647
63,326		Vale S.A. ADR	1,760,463
			5,787,925
		Canada: 6.4%
24,689		Bank of Nova Scotia	1,237,660
62,559		Cameco Corp.	1,594,629
89,054		Manulife Financial Corp.	1,416,849
47,932		Suncor Energy, Inc.	1,579,359
			5,828,497
		Chile: 1.1%
26,027	L	Sociedad Quimica y Minera de Chile S.A. ADR	988,766
			988,766
		China: 7.6%
1,149,000	L	China Communications Construction Co., Ltd.	1,086,669
392,000		China Merchants Bank Co., Ltd.	1,050,177
1,293,000		Industrial and Commercial Bank of China Ltd.	990,176
14,247	@, L	New Oriental Education & Technology Group ADR	1,393,357
794,000		PetroChina Co., Ltd.	908,241
78,000		Tencent Holdings Ltd.	1,506,108
			6,934,728
		Denmark: 2.6%
13,030		Novo-Nordisk A/S	1,114,882
25,419	@	Vestas Wind Systems A/S	1,233,577
			2,348,459
		France: 6.5%
65,106		AXA S.A.	1,195,345
21,541		BNP Paribas	1,472,493
24,343		Electricite de France	1,034,349
14,898		Iliad S.A.	1,311,978
17,960		Total S.A. ADR	909,315
			5,923,480
		Germany: 6.7%
26,440		Adidas AG	1,434,184
41,617		Aixtron AG	1,245,386
18,650		Bayerische Motoren Werke AG	1,003,852
15,799		Deutsche Boerse AG	1,107,028
8,533		Wacker Chemie AG	1,371,886
			6,162,336
		Hong Kong: 5.8%
1,244,000	L	Agile Property Holdings Ltd.	1,624,140
458,000		China Resources Land Ltd.	974,692
224,915		Esprit Holdings Ltd.	1,413,474
282,425		Li & Fung Ltd.	1,299,594
			5,311,900
		India: 1.6%
9,067		HDFC Bank Ltd. ADR	1,492,247
			1,492,247
		Israel: 1.2%
22,585		Teva Pharmaceutical Industries Ltd. ADR	1,103,277
			1,103,277
		Italy: 1.2%
31,796		Saipem S.p.A.	1,142,255
			1,142,255
		Japan: 10.9%
28,000		Canon, Inc.	1,212,841
14,100		Fanuc Ltd.	1,664,483
7,300		Fast Retailing Co., Ltd.	1,097,472
60,000		NGK Insulators Ltd.	1,012,244
18,700		Shin-Etsu Chemical Co., Ltd.	929,131
9,300		SMC Corp.	1,229,287

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		Japan (continued)
420		Sony Financial Holdings, Inc.		$1,521,605
36,600		Toyota Motor Corp.		1,284,803
				9,951,866
		Luxembourg: 2.0%
19,865	L	Millicom International Cellular S.A.		1,851,815
				1,851,815
		Mexico: 1.2%
48,408		Wal-Mart de Mexico S.A. de CV ADR		1,119,193
				1,119,193
		Russia: 1.2%
49,444		OAO Gazprom ADR		1,067,990
				1,067,990
		South Korea: 1.7%
4,510	@	Samsung Electronics Co., Ltd. GDR		1,543,901
				1,543,901
		Spain: 1.2%
84,009		Banco Santander Central Hispano S.A.		1,091,371
				1,091,371
		Sweden: 1.4%
79,909		Atlas Copco AB - Class A		1,306,928
				1,306,928
		Switzerland: 7.1%
50,854	@	ABB Ltd.		1,026,528
22,691		Credit Suisse Group		1,028,525
78,387	@, L	Logitech International S.A.		1,233,811
23,020		Nestle S.A.		1,137,809
19,584		Novartis AG		952,040
8,443		Roche Holding AG - Genusschein		1,097,810
				6,476,523
		United Kingdom: 17.2%
26,434	@	Anglo American PLC		1,045,229
274,402		ARM Holdings PLC		1,411,296
82,364	@	Autonomy Corp. PLC		2,125,212
79,311		BG Group PLC		1,271,917
150,307		British Sky Broadcasting PLC		1,676,783
23,147		HSBC Holdings PLC ADR		1,182,349
170,047		Prudential PLC		1,479,806
107,675		Smith & Nephew PLC		936,918
47,026		Standard Chartered PLC		1,358,661
202,904		Tesco PLC		1,244,277
53,637		Vedanta Resources PLC		2,053,406
				15,785,854
		Total Common Stock
		(Cost $81,437,510)		90,018,913
EXCHANGE-TRADED FUNDS: 1.5%
		Developed Markets: 1.1%
20,417		iShares MSCI EAFE Index Fund		1,060,051
				1,060,051
		United States: 0.4%
7,850		Vanguard Emerging Markets ETF		328,680
				328,680
		Total Exchange-Traded Funds
		(Cost $1,391,757)		1,388,731
		Total Long-Term Investments
		(Cost $82,829,267)		91,407,644
SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateral(cc): 4.7%
4,206,662		BNY Mellon Overnight Government Fund (1)		4,206,662
79,764	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		63,811
		Total Short-Term Investments
		(Cost $4,286,426)		4,270,473
		Total Investments in Securities
		(Cost $87,115,693)*	104.5%	$95,678,117
		Other Assets and Liabilities - Net	(4.5)	(4,103,825)
		Net Assets	100.0%	$91,574,292

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2010 (Unaudited) (continued)

	being fair valued daily.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at July 31, 2010.
*	Cost for federal income tax purposes is $90,951,153.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,963,528
	Gross Unrealized Depreciation	(7,236,564)
	Net Unrealized Appreciation	$4,726,964

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	11.6%
Consumer Staples	5.5
Energy	10.5
Financials	25.1
Health Care	6.8
Industrials	9.3
Information Technology	11.2
Materials	12.3
Telecommunication Services	3.5
Utilities	2.5
Other Long-Term Investments	1.5
Short-Term Investments	4.7
Other Assets and Liabilities - Net	(4.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$5,303,738	$—	$5,303,738
Belgium	—	1,495,864	—	1,495,864
Brazil	4,196,175	1,591,750	—	5,787,925
Canada	5,828,497	—	—	5,828,497
Chile	—	988,766	—	988,766
China	1,393,357	5,541,371	—	6,934,728
Denmark	—	2,348,459	—	2,348,459
France	909,315	5,014,165	—	5,923,480
Germany	—	6,162,336	—	6,162,336
Hong Kong	—	5,311,900	—	5,311,900
India	1,492,247	—	—	1,492,247
Israel	1,103,277	—	—	1,103,277
Italy	—	1,142,255	—	1,142,255
Japan	1,212,841	8,739,025	—	9,951,866
Luxembourg	1,851,815	—	—	1,851,815
Mexico	1,119,193	—	—	1,119,193
Russia	1,067,990	—	—	1,067,990
South Korea	1,543,901	—	—	1,543,901
Spain	1,091,371	—	—	1,091,371
Sweden	—	1,306,928	—	1,306,928
Switzerland	1,233,811	5,242,712	—	6,476,523
United Kingdom	1,182,349	14,603,505	—	15,785,854
Total Common Stock	25,226,139	64,792,774	—	90,018,913
Exchange-Traded Funds	1,388,731	—	—	1,388,731
Short-Term Investments	4,206,662	—	63,811	4,270,473
Total Investments, at value	$30,821,532	$64,792,774	$63,811	$95,678,117

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Short-Term Investments	$63,811	$—	$—	$—	$—	$—	$—	$—	$63,811
Total Investments, at value	$63,811	$—	$—	$—	$—	$—	$—	$—	$63,811

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 50.3%
		Australia: 1.0%
758,400		Lend Lease Corp. Ltd.	$5,004,243
			5,004,243
		Canada: 2.2%
769,250		Brookfield Properties Co.	11,569,520
			11,569,520
		Hong Kong: 22.6%
2,172,965		Cheung Kong Holdings Ltd.	26,267,932
1,324,700		Great Eagle Holding Co.	3,451,132
1,130,700		Hang Lung Group Ltd.	6,640,993
2,089,900		Hang Lung Properties Ltd.	8,734,119
2,368,300		Hongkong Land Holdings Ltd.	12,714,481
544,100		Hysan Development Co., Ltd.	1,693,872
794,600		Kerry Properties Ltd.	4,011,779
3,364,700		Sun Hung Kai Properties Ltd.	49,505,624
986,350		Wharf Holdings Ltd.	5,403,805
			118,423,737
		India: 0.1%
382,800	@	Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	669,415
			669,415
		Japan: 13.5%
53,300		Daito Trust Construction Co., Ltd.	2,905,519
477,400		Daiwa House Industry Co., Ltd.	4,688,499
2,545,100		Mitsubishi Estate Co., Ltd.	35,840,793
830,277		Mitsui Fudosan Co., Ltd.	12,286,429
834,100		Sumitomo Realty & Development Co., Ltd.	14,996,063
			70,717,303
		Norway: 0.8%
2,861,410	@	Norwegian Property ASA	4,436,470
			4,436,470
		Philippines: 0.4%
6,727,200		Ayala Land, Inc.	2,171,893
			2,171,893
		Singapore: 5.3%
7,214,100		CapitaLand Ltd.	21,056,864
764,900		City Developments Ltd.	6,821,934
			27,878,798
		Sweden: 1.3%
333,277		Castellum AB	3,449,510
361,133		Hufvudstaden AB	3,093,674
			6,543,184
		Switzerland: 0.8%
68,850	@	Swiss Prime Site AG	4,317,741
			4,317,741
		United Kingdom: 2.3%
1,229,740		Grainger PLC	2,180,487
36,181		Helical Bar PLC	168,402
4,875,400	@, I	LXB Retail Properties PLC	6,931,837
1,151,100		Safestore Holdings Ltd.	2,164,098
70,700	@, I	Yatra Capital Ltd.	338,588
			11,783,412
		Total Common Stock
		(Cost $252,403,910)	263,515,716
REAL ESTATE INVESTMENT TRUSTS: 46.0%
		Australia: 15.8%
3,002,100		CFS Retail Property Trust	5,109,244
3,566,700		Challenger Diversified Property Group	1,645,443
1,921,340		Charter Hall Group	1,042,996
14,028,457		Dexus Property Group	10,362,343
2,908,140		GPT Group	7,538,132
13,813,822		Macquarie Goodman Group	7,694,132
2,601,317		Mirvac Group	3,126,906

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		Australia (continued)
3,177,100		Stockland		$10,914,733
3,188,679		Westfield Group		35,271,652
				82,705,581
		Canada: 3.3%
75,700		Calloway Real Estate Investment Trust		1,593,452
62,500		Canadian Real Estate Investment Trust		1,846,943
174,700		Cominar Real Estate Investment Trust		3,339,191
532,200		RioCan Real Estate Investment Trust		10,560,654
				17,340,240
		France: 6.5%
176,526		Klepierre		5,633,385
117,732		Mercialys		3,843,990
17,300		Societe Immobiliere de Location pour l’Industrie et le Commerce		1,943,880
114,562		Unibail		22,586,072
				34,007,327
		Hong Kong: 1.2%
2,334,400		Link Real Estate Investment Trust		6,067,731
				6,067,731
		Japan: 5.8%
530		Frontier Real Estate Investment Corp.		3,829,658
338		Japan Logistics Fund, Inc.		2,773,516
972		Japan Real Estate Investment Corp.		8,588,560
1,880		Japan Retail Fund Investment Corp.		2,414,255
1,224		Kenedix Realty Investment Corp.		4,025,149
171		Nippon Accommodations Fund, Inc.		944,633
357		Nomura Real Estate Office Fund, Inc.		1,883,439
524		Tokyu Real Estate Investment Trust, Inc.		2,894,525
484		United Urban Investment Corp.		3,222,353
				30,576,088
		Netherlands: 0.2%
14,980		Vastned Retail NV		862,419
				862,419
		Singapore: 4.6%
4,009,453		Ascendas Real Estate Investment Trust		6,260,998
7,163,900		CapitaCommercial Trust		6,968,486
6,977,583		CapitaMall Trust		9,818,452
1,064,000		Frasers Centrepoint Trust		1,074,069
				24,122,005
		United Kingdom: 8.6%
1,044,710		British Land Co. PLC		7,568,375
335,860		Derwent Valley Holdings PLC		7,061,528
668,310		Great Portland Estates PLC		3,159,965
699,608		Hammerson PLC		4,263,802
1,913,925		Hansteen Holdings PLC		1,883,469
1,905,991		Land Securities Group PLC		18,303,713
701,224		Segro PLC		3,078,044
				45,318,896
		Total Real Estate Investment Trusts
		(Cost $213,785,265)		241,000,287
MUTUAL FUNDS: 1.4%
		Australia: 1.4%
12,696,700	**	ING Office Fund		6,963,313
		Total Mutual Funds
		(Cost $6,950,929)		6,963,313
WARRANTS: 0.0%
		Hong Kong: 0.0%
248,360		Henderson Land Development Co. Ltd.		38,369
		Total Warrants
		(Cost $—)		38,369
		Total Investments in Securities
		(Cost $473,140,104)*	97.7%	$511,517,685
		Other Assets and Liabilities - Net	2.3	12,109,169
		Net Assets	100.0%	$523,626,854

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

@	Non-income producing security
I	Illiquid security
**	Investment in affiliate
*	Cost for federal income tax purposes is $538,852,301.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$49,715,820
	Gross Unrealized Depreciation	(77,050,436)
	Net Unrealized Depreciation	$(27,334,616)

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Affiliated Investment Companies	1.4%
Financials	96.3
Other Assets and Liabilities - Net	2.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$5,004,243	$—	$5,004,243
Canada	11,569,520	—	—	11,569,520
Hong Kong	—	118,423,737	—	118,423,737
India	—	669,415	—	669,415
Japan	—	70,717,303	—	70,717,303
Norway	—	4,436,470	—	4,436,470
Philippines	—	2,171,893	—	2,171,893
Singapore	—	27,878,798	—	27,878,798
Sweden	—	6,543,184	—	6,543,184
Switzerland	—	4,317,741	—	4,317,741
United Kingdom	338,588	11,444,824	—	11,783,412
Total Common Stock	11,908,108	251,607,608	—	263,515,716
Real Estate Investment Trusts	17,340,240	223,660,047	—	241,000,287
Mutual Funds	—	6,963,313	—	6,963,313
Warrants	38,369	—	—	38,369
Total Investments, at value	$29,286,717	$482,230,968	$—	$511,517,685

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Australia: 5.4%
68,400	@	Aditya Birla Minerals Ltd.	$55,137
24,725		Alesco Corp. Ltd.	58,332
319,987		Amcor Ltd.	1,902,859
126,762		Ansell Ltd.	1,473,467
100,000		Aquarius Platinum Ltd.	428,375
7,572		ARB Corp. Ltd.	38,802
425,481		Australian Pharmaceutical Industries Ltd.	157,507
422,725	@	Australian Worldwide Exploration Ltd.	597,155
53,251		Automotive Holdings Group	109,036
29,323	@	Avoca Resources Ltd.	69,957
89,000		Beach Petroleum Ltd.	54,042
194,202		Caltex Australia Ltd.	1,804,323
277,118		Centennial Coal Co., Ltd.	1,503,986
195,519		Computershare Ltd.	1,791,737
194,484		Crane Group Ltd.	1,475,192
3,549		CSG Ltd.	6,067
166,150		Emeco Holdings Ltd.	101,559
76,387	@	Gujarat NRE Minerals Ltd.	42,846
710,655		Hillgrove Resources Ltd.	176,739
423,144	@	Iluka Resources Ltd.	2,110,119
1,237,551		John Fairfax Holdings Ltd.	1,652,113
33,343		Melbourne IT Ltd.	63,810
281,454		Myer Holdings Ltd.	879,761
145,270		New Hope Corp. Ltd.	619,124
63,778		NIB Holdings Ltd/Australia	73,216
46,000	@	OceanaGold Corp.	121,259
54,457	@	Pan Pacific Petroleum NL	9,131
389,167		PaperlinX Ltd.	210,836
36,239		RCR Tomlinson Ltd.	32,785
362,932	@	Roc Oil Co., Ltd.	116,655
508,700		Sigma Pharmaceuticals Ltd.	199,884
43,154	@	Silver Lake Resources Ltd.	73,655
97,210		Sims Group Ltd.	1,565,294
5,497		Sirtex Medical Ltd.	24,976
114,543		Skilled Group Ltd.	131,706
124,102		Sonic Healthcare Ltd.	1,158,508
28,375		Specialty Fashion Group Ltd.	32,377
114,013		Spotless Group Ltd.	211,420
69,521		STW Communications Group Ltd.	59,385
50,570	@	Tap Oil Ltd.	40,996
574,854	@	Transpacific Industries Group Ltd.	547,248
			21,781,376
		Austria: 1.5%
24,000		Kapsch TrafficCom AG	1,007,076
18,709		Mayr Melnhof Karton AG	1,921,197
33,000	@	RHI AG	984,410
38,394	I	Rosenbauer International AG	1,560,536
12,464		Schoeller-Bleckmann Oilfield Equipment AG	603,863
4,727		Strabag SE	108,590
			6,185,672
		Belgium: 1.8%
134,000	@	AGFA-Gevaert NV	810,882
6,600		Bekaert S.A.	1,436,368
5,138		Compagnie d’Entreprises CFE	258,303
2,758		D’ieteren S.A.	1,330,382
21,000		EVS Broadcast Equipment S.A.	1,039,935
3,954		Ion Beam Applications	38,964
16,006		Kinepolis Group NV	863,606
44,377		Recticel S.A.	437,330
33,304		Tessenderlo Chemie NV	988,222
750	@	Tessenderlo Chemie NV	352
			7,204,344
		Bermuda: 0.6%
20,960		Catlin Group Ltd.	126,442
48,000	@	Dockwise Ltd.	1,198,514
6,361	@, L	Global Sources Ltd.	55,086
92,140		Lancashire Holdings Ltd.	775,477
44,000	@	Northern Offshore Ltd.	84,641
848,000		Regal Hotels International Holdings Ltd.	330,014
			2,570,174
		Canada: 3.9%
9,916		Aastra Technologies Ltd.	221,170
75,872		Alamos Gold, Inc.	1,141,715
78,000		Alimentation Couche-Tard, Inc.	1,625,933

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Canada (continued)
3,000		Bird Construction Income Fund	$98,342
6,600		Canam Group, Inc.	46,865
6,200	@	Canfor Corp.	48,789
8,400		Capital Power Corp.	191,197
53,800	@	Capstone Mining Corp.	130,830
6,100	@	Cardiome Pharma Corp.	49,961
52,000	@	Cascades Inc.	350,528
45,900	@	Celestica, Inc.	408,079
173,166	@	CGI Group, Inc. - Class A	2,476,086
80,361		Chemtrade Logistics Income Fund	895,810
2,100		Cogeco, Inc.	60,770
150,400	@	Compton Petroleum Corp.	77,537
10,800	@	Cott Corp.	64,713
6,800		Data Group Income Fund	49,608
53,000		Dorel Industries, Inc.	1,792,530
6,500	@	Dundee Corp.	76,314
23,800	@	Fairborne Energy Ltd.	119,689
1,884	@	FirstService Corp.	41,486
34,100	@	Flint Energy Services Ltd.	434,190
5,400	@	Fortress Paper Ltd.	144,606
9,800	@	Garda World Security Corp.	81,885
12,900		IESI-BFC Ltd.	291,742
2,700		Linamar Corp.	50,478
15,100		MI Developments, Inc.	197,055
11,946	@	Niko Resources Ltd.	1,288,432
5,526	@	Norbord, Inc.	63,911
5,794	@	North American Energy Partners, Inc.	55,970
209,700	@	Northgate Minerals Corp.	622,134
15,900		Onex Corp.	425,938
2,900		Quebecor, Inc.	98,449
44,500	@	Shore Gold, Inc.	27,270
64,034	@	Sino-Forest Corp.	986,001
8,535	@	Tesco Corp.	116,930
500	@	Transat AT, Inc.	5,865
28,000		West Fraser Timber Co., Ltd.	951,355
			15,810,163
		China: 1.1%
1,116,000		BaWang International Group Holding Ltd.	682,288
1,693,000		China Gaoxian Fibre Fabric Holdings Ltd.	231,430
1,270,000		China National Materials Co. Ltd	996,703
496,000		China Zaino International Ltd.	87,717
155,515	@	Concord Medical Services Holdings Ltd. ADR	889,546
1,160,000		Guangzhou Pharmaceutical Co., Ltd.	1,010,049
85,000		Jiangling Motors Corp. Ltd.	189,278
268,000		People’s Food Holdings Ltd.	132,286
250,000		Qingling Motors Co., Ltd.	63,168
1,776,000	I	SinoCom Software Group Ltd.	268,410
86,000	@	SunVic Chemical Holdings Ltd.	20,009
117,000		Xingda International Holdings Ltd.	79,237
			4,650,121
		Denmark: 1.0%
15,788		East Asiatic Co., Ltd. A/S	403,046
6,008		H Lundbeck A/S	91,502
433		PER Aarsleff A/S	34,990
25,562		Solar Holdings A/S	1,731,401
17,801	@	TK Development	76,894
26,500		TrygVesta A/S	1,609,081
			3,946,914
		Finland: 0.3%
18,640		HKScan Oyj	198,941
138,686	@	M-Real OYJ	526,778
60,344		Oriola-KD OYJ	303,391
13,175		Tietoenator OYJ	231,869
			1,260,979
		France: 6.0%
65,000		Alten	1,909,583
17,770		Arkema	775,274
2,567		Assystem	39,785
3,302		Boiron S.A.	118,118
9,233		Bonduelle S.C.A.	792,033
1,105		Bongrain S.A.	82,036
55,000		Bourbon S.A.	2,354,478
44,928	@	Bull S.A.	148,131
65,000	@	Club Mediterranee S.A.	1,170,686
4,346		Devoteam S.A.	97,908
180,000		Groupe Eurotunnel S.A.	1,323,048
15,247		Groupe Steria SCA	413,501
127,219		Havas S.A.	616,063
45,000		Meetic	1,278,392
49,937		NetGem S.A.	198,752
8,639		Nexans S.A.	585,669
57,660	@	Peugeot S.A.	1,709,753

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		France (continued)
1,875		Plastic Omnium S.A.	$93,223
67,638		Rallye S.A.	2,397,580
31,517		Rhodia S.A.	650,136
26,141		Rubis	2,293,277
10,255		Saft Groupe S.A.	351,171
1,125		Sartorius Stedim Biotech	47,485
36,000		SeLoger.com	1,421,072
4,143		Sopra Group S.A.	294,243
44,000	@	Store Electronic	567,653
29,093		Sword Group	976,250
46,124	@	Valeo S.A.	1,652,816
7,158	@	Video Futur Entertainment Group S.A.	2,239
			24,360,355
		Germany: 7.6%
80,667	@	Air Berlin PLC	378,153
18,500	@	Balda AG	82,632
58,928		Bechtle AG	1,700,247
14,424		Bertrandt AG	636,168
3,600	I	Bijou Brigitte AG	516,517
23,000		Bilfinger Berger AG	1,313,736
4,687	@	Centrotec Sustainable AG	83,983
6,363		Cewe Color Holding AG	203,517
110,000		Compugroup Holding AG	1,160,593
55,000	@	Demag Cranes AG	1,966,789
7,505	@	Draegerwerk AG & Co. KGaA	451,208
6,996		Duerr AG	193,155
3,487	@	Elmos Semiconductor AG	37,320
1,440		Euromicron AG	33,412
160,000		Freenet AG	1,709,128
6,067		Gerry Weber International AG	193,891
6,681		Gesco AG	383,381
6,395		GFK SE	239,169
22,000		Grenkeleasing AG	997,860
580		Hawesko Holding AG	21,118
2,106		Indus Holding AG	46,299
90,000	@	IWKA AG	1,401,165
5,341	@	Koenig & Bauer AG	101,966
87,915		Medion AG	1,063,064
20,000	@	Morphosys AG	410,898
62,789		MTU Aero Engines Holding AG	3,656,866
40,180		Norddeutsche Affinerie AG	1,832,662
17,000	@	Open Business Club AG	639,350
15,533	@	PNE Wind AG	41,047
18,000		R Stahl AG	576,919
39,500		Rheinmetall AG	2,373,307
57,900	@	SAF-Holland S.A.	456,488
78,000	@, I	SFC Smart Fuel Cell AG	569,217
1,632		Sixt AG	43,189
57,094		Suedzucker AG	1,101,465
261		Takkt AG	2,985
37,122		Tipp24 SE	1,141,665
54,000	@	Tom Tailor Holding AG	774,072
144,204	@	TUI AG	1,523,020
3,309		VTG AG	52,988
60,000		Wirecard AG	646,088
1,364		Wuestenrot & Wuerttembergische	35,541
			30,792,238
		Greece: 0.1%
149,038		Aegean Airlines S.A.	496,365
3,045		Folli-Follie S.A.	71,029
			567,394
		Hong Kong: 5.0%
102,000		AMVIG Holdings Ltd.	56,512
4,464,000	@	Beijing Enterprises Water Group Ltd.	1,466,716
134,596	@	CDC Corp. - Class A	269,192
1,578,000		Champion Technology Holdings Ltd.	41,041
200,000		Chen Hsong Holdings	76,287
1,347,000		China Agri-Industries Holdings Ltd.	1,522,452
856,000	@	China Sci-Tech Holdings Ltd.	19,007
35,000		Chong Hing Bank Ltd.	78,964
5,374,000		Citic 1616 Holdings Ltd.	1,449,124
604,800	@	Dah Sing Banking Group Ltd.	885,907
135,500		Dickson Concepts International Ltd.	102,815
1,076,000	@	DMX Technologies Group Ltd.	278,008
148,000		Eagle Nice International Holdings Ltd.	42,159
452,000		First Pacific Co.	323,366
5,517,000	@	Fook Woo Group Holdings Ltd.	1,860,900
370,000	@	Fountain SET Holdings	51,874
263,000	@	Galaxy Entertainment Group Ltd.	175,381
158,000		Giordano International Ltd.	81,781
5,605,840	@, I, X	Global Green Tech Group Ltd.	212,903
108,000		Glorious Sun Enterprises Ltd.	40,934

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
603,000		Goldlion Holdings Ltd.	$211,613
5,000		Guoco Group Ltd.	49,281
238,000		Hannstar Board International Holdings Ltd.	52,220
100,000		HKR International Ltd.	42,686
41,000		Hongkong & Shanghai Hotels	65,204
740,000		Huafeng Group Holdings Ltd.	36,258
176,000		Hung Hing Printing Group Ltd.	57,862
2,953,000		Hutchison Telecommunications Hong Kong Holdings Ltd	680,180
106,000	@	Jinhui Holdings Ltd.	32,501
25,211	@	Jinhui Shipping & Transportation Ltd.	105,146
4,100,000		Johnson Electric Holdings Ltd.	1,928,433
3,680,000		Lai Fung Holdings Ltd.	128,007
1,335,000		Lee & Man Paper Manufacturing Ltd.	984,692
590,000		Lippo China Resources Ltd.	14,937
98,000		Lippo Ltd.	30,818
750,000		Luk Fook Holdings International Ltd.	1,279,010
12,300	@	Nam Tai Electronics, Inc.	53,505
660,000		Newocean Energy Holdings Ltd.	106,392
1,060,000	@	Next Media Ltd.	151,861
1,313,000		Pacific Andes Holdings Ltd.	290,577
255,000		Pacific Century Premium Developments Ltd.	46,264
289,000		PCCW Ltd.	88,908
3,255,000		Polytec Asset Holdings Ltd.	603,757
184,693	@, L	RCG Holdings Ltd./Hong Kong	127,516
219,000		Road King Infrastructure Ltd.	189,902
9,472,000		Sinolink Worldwide Holdings	1,465,474
38,000		Strong Petrochemical Holdings Ltd.	7,351
1,671,000		Techtronic Industries Co.	1,382,637
74,000		Texhong Textile Group Ltd.	45,640
168,000		Texwinca Holdings Ltd.	172,268
746,000		Tomson Group Ltd.	289,709
938,000	@	VST Holdings Ltd.	299,756
			20,055,688
		India: 2.2%
347,241		Allahabad Bank	1,439,972
37,453		Andhra Bank	115,697
318,153		Apollo Tyres Ltd.	438,085
43,162		Bank of Baroda	701,969
42,651		Bank of Maharashtra	59,931
141,653		Canara Bank	1,466,629
169,896		Central Bank Of India	612,041
15,900	@	Chennai Petroleum Corp. Ltd.	88,782
10,331		Deepak Fertilizers & Petrochemicals Corp. Ltd.	32,718
787,114		Dena Bank	1,682,763
30,623		Gujarat Narmada Valley Fertilizers Co., Ltd.	75,947
43,200		Gujarat State Fertilisers & Chemicals Ltd.	266,857
57,600		JBF Industries Ltd.	169,539
179,534		KRBL Ltd.	91,603
107,845		Oriental Bank of Commerce	937,288
17,217		PSL Ltd.	49,875
38,290		Sonata Software Ltd.	40,709
25,377		Tamilnadu Newsprint & Papers Ltd.	68,793
35,927		Union Bank of India	246,264
58,439		Vijaya Bank	91,497
17,244		Zuari Industries Ltd.	261,915
			8,938,874
		Indonesia: 0.3%
2,032,000		Bank Mandiri	1,367,203
			1,367,203
		Ireland: 1.0%
279,735	@	Bank of Ireland - Dublin Exchange	304,500
86,000		DCC PLC	2,123,229
150,000		Grafton Group PLC	564,858
152,507		IFG Group PLC	228,551
119,012		Irish Life & Permanent Group Holdings PLC	269,356
125,309		James Hardie Industries SE	740,434
			4,230,928
		Israel: 0.2%
2,331		Formula Systems 1985 Ltd.	29,564
80,000	@, I	Oridion Systems Ltd.	721,897
			751,461
		Italy: 3.2%
12,841		Amplifon S.p.A.	62,892
66,040		Autostrada Torino-Milano S.p.A.	903,138
203,333		Azimut Holding S.p.A.	2,034,202
37,952		Benetton Group S.p.A.	265,914
29,747		Brembo S.p.A.	202,279
90,000		Buzzi Unicem S.p.A. RNC	571,871
200,000	@	CIR-Compagnie Industriali Riunite S.p.A.	377,542
21,875		Danieli & Co. S.p.A.	422,063
286,000		Davide Campari-Milano S.p.A.	1,504,509
5,363		Engineering Ingegneria Informatica S.p.A.	140,177

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Italy (continued)
25,804		Esprinet S.p.A.	$244,008
100,000	@	Gruppo Coin S.p.A.	766,911
85,121		Indesit Co. S.p.A.	1,010,451
1,475		Italmobiliare S.p.A. RNC	48,659
180,000		Landi Renzo S.p.A.	818,249
240,000	@	Natuzzi S.p.A. ADR	837,600
3,456	@	Prima Industrie S.p.A.	32,162
60,000		Prysmian S.p.A.	1,014,065
2,314,408	@	Seat Pagine Gialle S.p.A.	414,897
52,679		Societa Iniziative Autostradali e Servizi S.p.A.	503,760
110,000		Zignago Vetro S.p.A.	624,190
			12,799,539
		Japan: 20.1%
967		Accordia Golf Co., Ltd.	901,695
22,452		Adores, Inc.	17,436
5,100		Aeon Fantasy Co., Ltd.	53,740
54,500		Aica Kogyo Co., Ltd.	622,338
63,000		Aichi Machine Industry Co., Ltd.	203,050
7,200		Airport Facilities Co., Ltd.	26,193
2,000		Alconix Corp.	34,665
295,200		Allied Telesis Holdings KK	411,542
5,500		Aloka Co., Ltd.	38,632
10,200		Alpen Co., Ltd.	161,734
2,900		Arakawa Chemical Industries Ltd.	31,643
3,900		Arc Land Sakamoto Co., Ltd.	50,786
100,300		Arcs Co., Ltd.	1,344,448
18,800		Argo Graphics, Inc.	209,193
27,100		Arnest One Corp.	303,976
94,726	@, L	Arrk Corp.	88,746
48,000		Asahi Diamond Industrial Co. Ltd	767,903
11,000		Bando Chemical Industries Ltd.	36,113
8,000		BML, Inc.	175,863
12,900		Cawachi Ltd.	238,745
956,000		Chori Co., Ltd.	1,103,827
6,500		Chubu Steel Plate Co., Ltd.	36,935
67,000		Chuetsu Pulp & Paper Co., Ltd.	120,205
16,700		Coca-Cola Central Japan Co., Ltd.	217,880
161,000		Daido Steel Co., Ltd.	768,820
78,000		Daiichi Jitsugyo Co., Ltd.	230,286
26,900		Daiichikosho Co., Ltd.	397,963
11,000		Daikoku Denki Co., Ltd.	149,822
5,700		Daimei Telecom Engineering Corp.	43,131
235,000		Daiwa Industries Ltd.	1,137,905
1,600		Doshisha Co., Ltd.	35,938
31,591		DTS Corp.	375,934
5,200		Dydo Drinco, Inc.	194,117
13,000		Eighteenth Bank Ltd.	36,425
12,000		Excel Co., Ltd.	139,507
8,100		Exedy Corp.	233,084
1,216		Faith, Inc.	104,693
4,700		Fuji Electronics Co., Ltd.	54,498
57,600		Fuji Machine Manufacturing Co., Ltd.	893,580
18,500		Fuji Oil Co., Ltd.	272,476
54,727		Fuji Soft, Inc.	892,692
144,700		Fujikura Kasei Co., Ltd.	886,374
2,400		Fujimori Kogyo Co., Ltd.	32,216
92		Fujishoji Co., Ltd.	84,479
6,000		Fujitec Co., Ltd.	31,249
6,800		Fujitsu Frontech Ltd.	49,800
1,200	L	Fukuda Denshi Co., Ltd.	28,778
20,100		Furuno Electric Co., Ltd.	102,319
45,400	@	Futaba Industrial Co., Ltd.	313,777
107		Future Architect, Inc.	36,615
33		Gendai Agency, Inc.	34,300
46,400		Glory Ltd.	1,080,232
17,100		Hakuto Co., Ltd.	158,872
14,000		Hanwa Co., Ltd.	56,526
4,100		Hibiya Engineering Ltd.	35,894
7,300		Hiday Hidaka Corp.	90,292
8,200		Hi-Lex Corp.	113,411
49,100		HIS Co., Ltd.	1,125,108
52,000		Hisaka Works Ltd.	563,743
4,000		Hitachi Medical Corp.	32,486
4,100		H-One Co. Ltd	31,987
6,800		Hosiden Corp.	72,626
19,300		Icom, Inc.	477,468
489	@, L	IDU Co.	65,317
33,100		Iida Home Max	282,715
10,200		Inaba Denki Sangyo Co., Ltd.	252,652
111,709		Inabata & Co., Ltd.	519,620
125,900		Ines Corp.	815,919
124		Infocom Corp.	145,710

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
5,400		Information Services International-Dentsu Ltd.	$37,237
6,700		Innotech Corp.	39,917
37		Internet Initiative Japan, Inc.	102,159
11,500		Itochu Enex Co., Ltd.	57,594
1,700		Itochu-Shokuhin Co., Ltd.	56,619
46,000		Iwatani International Corp.	129,461
365,000		JFE Shoji Holdings, Inc.	1,498,642
51,000		Jidosha Buhin Kogyo Co., Ltd.	196,127
24,000		JMS Co., Ltd.	90,425
97,000		JSP Corp.	1,047,719
10,400	@	Justsystems Corp.	33,611
6,800		Kaga Electronics Co., Ltd.	69,958
1,675,000	@	Kanematsu Corp.	1,337,488
5,100		Kanematsu Electronics Ltd.	47,471
12,000		Kasai Kogyo Co., Ltd.	43,060
15,000		Kasumi Co., Ltd.	79,253
25,000		Kato Sangyo Co., Ltd.	379,516
2,900		Kita-Nippon Bank Ltd.	70,451
72,000		Koito Manufacturing Co., Ltd.	1,047,731
46,500	L	Kojima Co., Ltd.	273,175
58,000	@	Kumagai Gumi Co., Ltd.	39,580
17,600		Kura Corp.	284,825
21,000		Kurabo Industries Ltd.	33,536
87,500		Kuroda Electric Co., Ltd.	1,229,855
28,100		Kyoden Co., Ltd.	40,018
36,000		Kyodo Printing Co., Ltd.	86,731
436,000		Kyodo Shiryo Co., Ltd.	509,502
5,000		Kyorin Co., Ltd.	69,835
46,000		Lintec Corp.	888,887
16,000		Maeda Road Construction Co., Ltd.	129,232
5,100		Marubun Corp.	28,413
203,000		Marudai Food Co., Ltd.	597,788
19,000		Mercian Corp.	33,924
19,200		Mikuni Coca-Cola Bottling Co., Ltd.	158,979
96,227		Mimasu Semiconductor Industry Co., Ltd.	1,127,401
40,300		Miura Co., Ltd.	948,789
95,500		Modec, Inc.	1,466,215
38,500		Moshi Moshi Hotline, Inc.	803,958
64		MTI Ltd.	83,831
73,300		Musashi Seimitsu Industry Co., Ltd.	1,514,180
35,000		Nabtesco Corp.	552,786
2,000		Nafco Co., Ltd.	33,853
13,000		Nagase & Co., Ltd.	142,513
67,483		Namura Shipbuilding Co., Ltd.	380,417
5,557		NEC Fielding Ltd.	63,886
1,200		NEC Fielding Ltd.	33,319
97,100		NEC Networks & System Integration Corp.	1,261,195
42,500		Nichi-iko Pharmaceutical Co., Ltd.	1,529,078
9,000		Nichireki Co., Ltd.	43,337
56,300		Nidec Copal Corp.	891,252
71,100		Nifco, Inc.	1,613,773
102,000		Nihon Parkerizing Co., Ltd.	1,310,573
12,000		Nihon Yamamura Glass Co., Ltd.	32,646
161,000		Nippo Corp.	1,118,508
57,786		Nippon Road Co., Ltd.	125,508
73,000		Nippon Shinyaku Co., Ltd.	895,728
94,000		Nippon Steel Trading Co., Ltd.	273,017
276,000		Nippon Thompson Co., Ltd.	1,822,916
49,400	@	NIS Group Co., Ltd.	10,779
370,000		Nishimatsu Construction Co., Ltd.	455,687
34,700		Nishimatsuya Chain Co., Ltd.	323,225
9,100		Nissen Holdings Co., Ltd.	33,473
7,600		Nisshin Fudosan Co	51,165
89,400		Nitta Corp.	1,390,412
199,000		Nittetsu Mining Co., Ltd.	679,228
4,967		Nojima Corp.	36,035
6,500		Noritsu Koki Co., Ltd.	44,483
3,700		Noritz Corp.	67,286
57,000		Obayashi Road Corp.	116,767
860		Obic Co., Ltd.	162,364
4,200		Ohsho Food Service Corp.	100,872
44,700		Okabe Co., Ltd.	190,353
4,000		Onoken Co., Ltd.	35,484
19,000		Pacific Industrial Co., Ltd.	87,809
68,000		Penta-Ocean Construction Co., Ltd.	93,602
314		Pilot Corp.	541,496
116,000		Prima Meat Packers Ltd.	129,929
1,200		Raito Kogyo Co., Ltd.	2,620
10,200		Resorttrust, Inc.	146,448
10,200		Right On Co., Ltd.	61,008
2,800		Roland Corp.	33,115
17,000		Ryoden Trading Co., Ltd.	96,902

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
17,100		Ryoyo Electro Corp.	$182,540
6,200		Saison Information Systems Co., Ltd.	45,751
16,000		Sakata INX Corp.	69,130
42		Sammy NetWorks Co., Ltd.	134,103
15,000		San-Ai Oil Co., Ltd.	58,106
85,000		Sanki Engineering Co., Ltd.	671,992
4,900		Sanoh Industrial Co., Ltd.	37,883
10,500		Sanoyas Hishino Meisho Corp.	34,179
65,154		Sanshin Electronics Co., Ltd.	549,293
48		Sanyo Housing Nagoya Co., Ltd.	45,084
13,000		Seika Corp.	28,889
6,400		Seiren Co., Ltd.	38,630
17,000		Sekisui Jushi Corp.	165,088
600		Seven Bank Ltd.	1,103,103
4,800		Shin-Etsu Polymer Co., Ltd.	28,311
122,300		Shinko Plantech Co., Ltd.	1,135,559
350,000		Shinmaywa Industries Ltd.	1,291,497
243,000		Shinsho Corp.	508,039
34,800		Siix Corp.	352,286
15,000		Sinanen Co., Ltd.	62,133
69,900		Sojitz Corp.	110,858
46		SRI Sports Ltd.	46,845
73,400		Sumida Corp.	727,260
230,000		Sumikin Bussan Corp.	495,823
53,500		Sumitomo Densetsu Co., Ltd.	231,375
23,100		Sumitomo Titanium Corp.	985,452
25,700		Tachi-S Co., Ltd.	263,671
64		Tact Home Co., Ltd.	53,455
96,000		Taihei Kogyo Co., Ltd.	350,866
25,882		Taiho Kogyo Co., Ltd.	193,219
38,834		Taikisha Ltd.	613,015
220,000		Takasago International Corp.	1,005,710
29,850	L	Takefuji Corp.	85,967
13,000		Takiron Co., Ltd.	39,648
87,000		TBK Co., Ltd.	308,558
41,000	@	Tekken Corp.	34,613
26,518		TKC Corp.	453,286
327,000		Toa Corp.	332,463
138,000		TOA Road Corp.	202,690
319,000		Tokai Tokyo Financial Holdings	1,157,116
151,000		Tokyo Tekko Co., Ltd.	368,541
21,000	@	TOMONY Holdings, Inc.	76,810
4,400		Tomy Co., Ltd.	35,024
208,000	@	Tonichi Carlife Group, Inc.	228,482
197,782		Topy Industries Ltd.	444,751
96		Tosei Corp.	35,205
8,000		Totetsu Kogyo Co., Ltd.	51,893
11,400		Touei Housing Corp.	119,871
223,800		Toyo Kohan Co., Ltd.	1,273,752
185,179		Toyo Securities Co., Ltd.	299,303
4,700		Trans Cosmos, Inc.	42,766
77,300		Trusco Nakayama Corp.	1,157,058
24,000		Tsumura & Co.	720,973
26,700		Tsuruha Holdings, Inc.	1,027,528
42,700		Tsutsumi Jewelry Co., Ltd.	990,654
125,000		Uchida Yoko Co., Ltd.	387,557
46,234		Unipres Corp.	772,991
8,900		U-Shin Ltd.	81,613
7,500		VITAL KSK HOLDINGS, Inc.	43,299
12,500		Warabeya Nichiyo Co., Ltd.	151,979
8,800	I	Waseda Academy Co., Ltd.	66,002
11,900		Watabe Wedding Corp.	140,694
1,486		Works Applications Co., Ltd.	686,413
45		Wowow, Inc.	88,382
209,900		Yamazen Corp.	885,697
10,000		Yokohama Reito Co., Ltd.	71,985
53,000		Yonekyu Corp.	463,805
18,200		Yorozu Corp.	264,981
1,049,000		Yuasa Trading Co., Ltd.	993,580
7,000		Yurtec Corp.	27,986
44,300		Yushin Precision Equipment Co., Ltd.	783,074
			81,422,719
		Luxembourg: 1.1%
1,499,000	@	L’OCCITANE International	3,280,726
1,078,226		Regus PLC	1,268,160
			4,548,886
		Malaysia: 0.3%
26,900		Hong Leong Financial Group BHD	73,492
222,293		Kulim Malaysia BHD	552,856
1,028,900		Lion Industries Corp. Bhd	519,112
59,500		RHB Capital Berhad	121,478
116,800		Titan Chemicals Corp.	81,400
			1,348,338

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Netherlands: 3.3%
5,297		Accell Group	$238,327
13,915	@	AerCap Holdings NV	181,173
14,749		Beter BED Holdings NV	328,662
21,951		CSM	636,883
93,000		Delta Lloyd NV	1,790,458
44,300	@	Draka Holding	674,506
45,000		Fugro NV	2,376,577
65,210		Imtech NV	1,818,874
2,560		KAS Bank NV	39,366
22,931		Nutreco Holding NV	1,385,756
17,842		OPG Groep NV	329,629
28,988	@	Ordina NV	118,960
30,000		SBM Offshore NV	473,654
29,133		Teleplan International NV	80,220
80,000		Ten Cate NV	2,136,735
2,138		TKH Group NV	42,353
24,453		Unit 4 Agresso NV	537,776
			13,189,909
		New Zealand: 0.5%
338,147		Fletcher Building Ltd.	1,867,767
			1,867,767
		Norway: 0.6%
10,015		Cermaq ASA	91,700
10,600		Copeinca ASA	72,057
208,800	@	Morpol ASA	694,230
213,950	@, L	Norske Skogindustrier ASA	261,586
500,000	@	Pronova BioPharma AS	1,225,547
5,800	L	Sparebanken Ost	31,027
			2,376,147
		Pakistan: 0.1%
1,100,563		Bank Alfalah Ltd.	130,989
12,358		Nishat Mills Ltd.	7,601
601,500		Pakistan Telecommunication Co., Ltd.	141,075
			279,665
		Poland: 0.0%
30,476	@	Netia S.A.	48,999
			48,999
		Singapore: 2.3%
265,000		Baker Technology Ltd.	81,129
1,567,000	@	Biosensors International Group Ltd.	941,117
67,000		Broadway Industrial Group Ltd.	56,835
73,609		China Yuchai International Ltd.	1,328,642
161,000		Chip Eng Seng Corp. Ltd.	43,282
263,000		CSE Global Ltd.	186,084
1,165,000		GuocoLeisure Ltd.	537,728
205,000		Hiap Seng Engineering Ltd.	101,185
217,000		Ho Bee Investment Ltd.	264,031
274,000		Hong Leong Asia Ltd.	721,364
16,000		Hong Leong Finance Ltd.	35,795
295,000		InnoTek Ltd.	112,255
29,000		Jardine Cycle & Carriage Ltd.	764,686
383,000		K1 Ventures Ltd.	39,541
1,223,000		LC Development Ltd.	157,898
256,000		Low Keng Huat Singapore Ltd.	80,963
216,000		Meiban Group Ltd.	46,981
101,000		OSIM International Ltd.	79,003
15,000		QAF Ltd.	7,241
548,000		SIA Engineering Co., Ltd.	1,656,490
674,000		Singapore Airport Terminal Services Ltd.	1,449,968
1,068,000		SMB United Ltd.	200,444
72,000		Soilbuild Group Holdings Ltd.	30,769
480,000		Sunningdale Tech Ltd.	79,637
328,000		Super Coffeemix Manufacturing Ltd.	208,957
58,000		Swissco International Ltd.	37,365
437,000		Tiong Woon Corp. Holding Ltd.	138,523
			9,387,913
		South Korea: 1.7%
13,327		Glovis Co. Ltd.	1,535,465
31,760		Hanil E-Wha Co., Ltd.	219,884
17,400		Hyundai DSF Co., Ltd.	132,735
7,250		Kolon Industries, Inc.	207,401
151		Namyang Dairy Products Co., Ltd.	64,063
14,425		Samsung SDI Co., Ltd.	2,072,830
41,577	I	SeAH Steel Corp.	1,430,407
14,320		Sebang Co., Ltd.	195,064
85		Taekwang Industrial Co., Ltd.	52,448
21,971		Taewoong Co., Ltd.	997,469
2,020		Youngone Corp.	46,418
			6,954,184

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Spain: 0.7%
5,942		Caja de Ahorros del Mediterraneo	$47,301
79,600	@	Codere S.A.	720,212
2,529		Construcciones y Auxiliar de Ferrocarriles S.A.	1,137,813
25,547		Enagas	470,776
9,832		Pescanova S.A.	258,421
			2,634,523
		Sweden: 1.5%
2,604		AarhusKarlshamn AB	55,050
25,099		Billerud Aktiebolag	162,383
220,000	@	Byggmax Group AB	1,508,383
1,616		Cardo AB	47,258
25,929		Duni AB	208,208
241,000	@	Eniro AB	316,172
4,074	@, I	Entraction Holding AB	17,380
14,044		Industrial & Financial Systems	161,455
32,694	L	Industrivarden AB	409,027
5,953		Intrum Justitia AB	68,408
11,164		Know It AB	86,136
43,831		Kungsleden AB	311,350
115,050		NCC AB	2,036,202
8,294	I	New Wave Group AB	38,938
4,875		Nolato AB	53,708
18,700		Saab AB	243,081
11,780		Swedish Match AB	278,071
			6,001,210
		Switzerland: 5.8%
545	@	AFG Arbonia-Forster Holding	12,466
33,795		Bank Sarasin & Compagnie AG	1,253,567
2,000		Banque Cantonale Vaudoise	891,782
4,900		Bellevue Group AG	164,635
449		Bossard Holding AG	37,823
3,140	@	Charles Voegele Holding AG	130,059
148,719	@	Clariant AG	1,971,831
1,701		Coltene Holding AG	94,701
403	@	Dufry Group	32,918
2,819		Emmi AG	432,329
4,208		Forbo Holding AG	2,015,739
63,000	@	Gategroup Holding AG	2,126,596
2,300		Gurit Holding AG	1,171,949
2,840		Helvetia Holding AG	880,357
21,262	@	Implenia AG	590,579
148,000		Julius Baer Holding AG - Reg	1,712,002
4,000		Kuoni Reisen Holding	1,245,403
14,949	@	Micronas Semiconductor Hold	67,413
21,500		Newave Energy Holding S.A.	946,830
22,500	@	Orior AG	1,002,208
12,000		Partners Group	1,693,590
500		Sika AG	941,723
12,623	@	Uster Technologies AG	350,201
12,218		Valora Holding AG	3,090,845
95		Vetropack Holding AG	163,060
5,000		VZ Holding AG	409,187
25		Zehnder Group AG	37,909
			23,467,702
		Taiwan: 1.2%
17,000		Audix Corp.	12,099
61,000		Cameo Communications, Inc.	33,032
16,000		China Steel Structure Co., Ltd.	11,103
286,000		Elitegroup Computer Systems Co., Ltd.	105,885
1,171,000	@	Far Eastern International Bank	454,599
664,000	@	Financial One Corp.	205,959
17,339		FSP Technology, Inc.	20,534
773,000		Gigabyte Technology Co., Ltd.	813,225
259,000		Hung Poo Real Estate Development Corp.	298,732
788,865		Inventec Co., Ltd.	418,731
76,000	@	Jean Co., Ltd.	37,355
385,000		King Yuan Electronics Co., Ltd.	172,973
126,480		Lingsen Precision Industries Ltd.	76,403
33,000		Long Bon International Co., Ltd.	13,249
95,000		Mercuries & Associates Ltd.	55,299
33,000	@	Princo Corp.	7,809
1,081,000	@	Sampo Corp.	170,917
616,000		Sigurd Microelectronics Corp.	480,082
2,070		Sinon Corp.	882
20,400	@	Star Comgistic Capital Co. Ltd.	24,128
251,000	@	Ta Chong Bank Co., Ltd.	60,129
15,640		Tsann Kuen Enterprise Co., Ltd.	29,026
56,170		TYC Brother Industrial Co., Ltd.	36,983
97,000		Walton Advanced Engineering, Inc.	47,827
439,000	@	WUS Printed Circuit Co., Ltd.	192,314
521,000		Yosun Industrial Corp.	869,456
241,000		Zenitron Corp.	156,772
			4,805,503

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		Thailand: 0.4%
205,700		Kiatnakin Bank PLC	$194,683
3,302,900		Krung Thai Bank PCL	1,332,552
119,000	@	Mermaid Maritime PCL	41,708
			1,568,943
		Turkey: 0.1%
20,176	@	Goodyear Lastikleri TAS	211,297
			211,297
		United Arab Emirates: 0.2%
200,000		Lamprell PLC	856,303
			856,303
		United Kingdom: 15.8%
60,000		A.G.BARR PLC	1,121,979
57,337		Aggreko PLC	1,378,480
150,000		Albemarle & Bond Holdings	513,110
203,156		Anglo Pacific Group PLC	816,080
26,483		Anite PLC	17,661
21,303		Arriva PLC	257,351
35,021		Ashtead Group PLC	53,256
107,939		Atkins WS PLC	1,209,551
317,047	@	Avocet Mining PLC	614,057
116,924		Babcock International Group	1,016,154
60,000	@	Berkeley Group Holdings PLC	763,035
200,000		Bodycote PLC	743,821
85,349		Booker Group PLC	56,472
120,000		Bovis Homes Group PLC	647,393
50,000		BSS Group PLC	350,942
60,000		Burberry Group PLC	792,446
92,173	@	Cape PLC	384,044
200,148	@	Capital & Regional PLC	95,921
177,310		Carillion PLC	837,212
2,979		Clarkson PLC	39,803
61,287		Computacenter PLC	263,927
55,962		Cranswick PLC	765,146
125,000	@	CSR PLC	670,490
65,000		Daily Mail & General Trust	494,906
217,605		Dairy Crest Group PLC	1,317,659
40,000	@	Dana Petroleum PLC	1,073,936
44,079		Davis Service Group PLC	258,530
80,000		Dechra Pharmaceuticals PLC	522,055
356,318		Devro PLC	1,174,140
398,512		Dimension Data Holdings PLC	765,920
300,000		Diploma PLC	1,223,696
102,082		Drax Group PLC	614,474
497,522		DS Smith PLC	1,118,064
307,932		eaga PLC	512,592
5,000		Education Development International PLC	7,692
1,000,000		Elementis PLC	1,216,551
175,000		Fenner PLC	604,994
97,237		Fiberweb PLC	89,791
20,000		Fidessa Group PLC	459,185
24,247		Forth Ports PLC	483,601
878,624		Future PLC	241,270
12,588		Go-Ahead Group PLC	220,608
291,162		Grainger PLC	516,268
89,521		Greggs PLC	624,331
104,945		Halfords Group PLC	791,942
150,000		Halma PLC	653,506
175,014		Hamworthy KSE	921,853
157,605		Healthcare Locums PLC	395,219
8,548		Hill & Smith Holdings PLC	38,630
450,000		HMV Group PLC	426,027
657,302		Home Retail Group	2,462,995
13,500		Homeserve PLC	461,462
80,000		Hunting PLC	652,711
80,000		IG Group Holdings PLC	594,140
136,197		Inchcape PLC	638,098
400,000		Intec Telecom Systems PLC	481,692
159,041		Interserve PLC	494,489
184,293		Investec PLC	1,437,743
115,000		John Wood Group PLC	645,130
155,877	@	Johnston Press PLC	49,062
70,000		Keller Group PLC	602,901
93,000		Kesa Electricals PLC	183,181
69,176		Kier Group PLC	1,126,741
235,000		Liontrust Asset Management PLC	266,421
478,831		LogicaCMG PLC	814,259
343,668		Mcbride PLC	751,134
150,000		Mears Group PLC	572,259
96,737		Meggitt PLC	453,848
111,103		Millennium & Copthorne Hotels PLC	847,425

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
299,306		Mitie Group	$980,589
105,303		Mondi PLC	744,221
17,054		Morgan Sindall PLC	146,644
40,667		Next PLC	1,370,778
137,072		Northern Foods PLC	94,100
70,329		Pace PLC	232,894
200,000		Premier Farnell PLC	750,246
214,208	@	Premier Foods PLC	63,850
60,000	@	Premier Oil PLC	1,372,629
40,000		Provident Financial PLC	506,290
420,000		PV Crystalox Solar PLC	390,837
150,000		PZ Cussons PLC	807,654
321,630		Rank Group PLC	600,508
160,000		Ricardo PLC	622,915
110,000		RM PLC	226,545
23,524		Robert Wiseman Dairies PLC	186,039
25,270		RPC Group PLC	105,475
76,637	@	SDL PLC	647,388
813,928		Senior PLC	1,627,433
43,313		Severfield-Rowen PLC	148,348
436,231		Shanks Group PLC	714,917
400,000	@	SIG PLC	635,136
39,196		Smiths News PLC	68,700
143,043	@	Southern Cross Healthcare Ltd.	72,145
45,534		Stagecoach Group PLC	120,233
37,114		Synergy Health PLC	388,751
131,465		Tate & Lyle PLC	926,860
26,814	@	TT electronics PLC	44,735
87,029		Tullett Prebon PLC	464,780
30,000		Ultra Electronics Holdings	759,514
45,000		Victrex PLC	862,350
70,000		Vitec Group PLC	458,033
54,565		Weir Group PLC	1,005,368
65,000		Wellstream Holdings PLC	511,481
105,000		WH Smith PLC	699,046
250,000		William Hill PLC	654,476
			63,723,370
		United States: 0.1%
85,506	@	Golden Star Resources Ltd.	349,720
			349,720
		Total Common Stock
		(Cost $365,678,356)	392,316,521
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Australia: 0.2%
1,155,076		Centro Retail Trust	177,588
502,792		Mirvac Group	604,380
			781,968
		Canada: 0.1%
21,400		Extendicare Real Estate Investment Trust	183,806
			183,806
		China: 0.0%
88,000	I, X	RREEF China Commercial Trust	46,450
			46,450
		Greece: 0.2%
70,000		Eurobank Properties Real Estate Investment Co.	547,981
			547,981
		Japan: 0.0%
76	L	Crescendo Investment Corp.	141,656
			141,656
		Singapore: 0.2%
1,254,000	@	Cache Logistics Trust	922,194
			922,194
		United Kingdom: 0.2%
40,000		Derwent Valley Holdings PLC	841,009
			841,009
		Total Real Estate Investment Trusts
		(Cost $3,380,542)	3,465,064
PREFERRED STOCK: 0.8%
		Germany: 0.8%
22,539		Draegerwerk AG	1,526,330
829		Hornbach Holding AG	78,579
12,633		Hugo Boss AG	563,216
31,256		Jungheinrich AG	911,508
13,512		ProSieben S.A.T.1 Media AG	237,634
390		STO AG	37,101
		Total Preferred Stock
		(Cost $2,144,585)	3,354,368
		Total Long-Term Investments
		(Cost $371,203,483)	399,135,953

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.2%
912,797		ING Institutional Prime Money Market Fund - Class I		$912,797
		Total Mutual Fund
		(Cost $912,797)		912,797
		Securities Lending Collateral(cc): 0.3%
1,062,113		BNY Mellon Overnight Government Fund (1)		1,062,113
79,696	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		63,757
		Total Securities Lending Collateral
		(Cost $1,141,809)		1,125,870
		Total Short-Term Investments
		(Cost $2,054,606)		2,038,667
		Total Investments in Securities
		(Cost $373,258,089)*	99.2%	$401,174,620
		Other Assets and Liabilities - Net	0.8	3,235,151
		Net Assets	100.0%	$404,409,771

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $377,285,845.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$63,151,046
		Gross Unrealized Depreciation		(39,262,271)
		Net Unrealized Appreciation		$23,888,775

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	19.1%
Consumer Staples	7.6
Energy	6.2
Financials	10.9
Health Care	4.3
Industrials	25.9
Information Technology	10.5
Materials	11.9
Telecommunication Services	1.0
Utilities	1.3
Short-Term Investments	0.5
Other Assets and Liabilities - Net	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$121,259	$21,660,117	$—	$21,781,376
Austria	4,488,809	1,696,863	—	6,185,672
Belgium	988,574	6,215,770	—	7,204,344
Bermuda	55,086	2,515,088	—	2,570,174
Canada	15,810,163	—	—	15,810,163
China	889,546	3,760,575	—	4,650,121
Denmark	76,894	3,870,020	—	3,946,914
Finland	198,941	1,062,038	—	1,260,979
France	3,284,380	21,075,975	—	24,360,355
Germany	5,819,924	24,972,314	—	30,792,238
Greece	71,029	496,365	—	567,394
Hong Kong	2,311,113	17,531,672	212,903	20,055,688
India	—	8,938,874	—	8,938,874
Indonesia	—	1,367,203	—	1,367,203
Ireland	228,551	4,002,377	—	4,230,928
Israel	721,897	29,564	—	751,461
Italy	837,600	11,961,939	—	12,799,539
Japan	142,127	81,280,592	—	81,422,719
Luxembourg	3,280,726	1,268,160	—	4,548,886
Malaysia	—	1,348,338	—	1,348,338
Netherlands	181,173	13,008,736	—	13,189,909
New Zealand	—	1,867,767	—	1,867,767
Norway	725,257	1,650,890	—	2,376,147
Pakistan	272,064	7,601	—	279,665
Poland	—	48,999	—	48,999
Singapore	1,328,642	8,059,271	—	9,387,913
South Korea	52,448	6,901,736	—	6,954,184
Spain	—	2,634,523	—	2,634,523
Sweden	1,687,218	4,313,992	—	6,001,210
Switzerland	3,073,944	20,393,758	—	23,467,702
Taiwan	24,128	4,781,375	—	4,805,503
Thailand	—	1,568,943	—	1,568,943
Turkey	—	211,297	—	211,297
United Arab Emirates	—	856,303	—	856,303
United Kingdom	4,638,769	59,084,601	—	63,723,370
United States	349,720	—	—	349,720
Total Common Stock	51,659,982	340,443,636	212,903	392,316,521
Real Estate Investment Trusts	1,106,000	2,312,614	46,450	3,465,064
Preferred Stock	37,101	3,317,267	—	3,354,368
Short-Term Investments	1,974,910	—	63,757	2,038,667
Total Investments, at value	$54,777,993	$346,073,517	$323,110	$401,174,620

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Common Stock	$744,766	$—	$—	$—	$(68,403)	$68,403	$212,903	$(744,766)	$212,903
Real Estate Investment Trusts	—	—	—	—	—	—	46,450	—	46,450
Short-Term Investments	63,757	—	—	—	—	—	—	—	63,757
Total Investments, at value	$808,523	$—	$—	$—	$(68,403)	$68,403	$—	$(744,766)	$323,110

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(16,823).

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Australia: 3.2%
390,878		Alumina Ltd.	$550,613
32,979		Newcrest Mining Ltd.	980,170
			1,530,783
		Belgium: 2.0%
26,562		Belgacom S.A.	953,155
			953,155
		Bermuda: 1.4%
22,255		Axis Capital Holdings Ltd.	693,688
			693,688
		Brazil: 3.1%
45,926		Centrais Eletricas Brasileiras S.A. ADR - Class B	718,742
115,676		Empresa Brasileira de Aeronautica S.A.	751,749
			1,470,491
		Canada: 13.1%
38,459		Barrick Gold Corp.	1,580,665
21,353	@	Ivanhoe Mines Ltd.	379,229
72,579	@	Kinross Gold Corp.	1,189,570
9,777		Magna International, Inc.	730,146
57,879		Nexen, Inc.	1,198,095
37,910		Suncor Energy, Inc.	1,249,135
			6,326,840
		Finland: 2.0%
102,489		Nokia OYJ ADR	974,670
			974,670
		France: 10.9%
170,148	@	Alcatel S.A.	508,197
1,126		Areva S.A.	534,646
23,366		Carrefour S.A.	1,074,251
10,963		Electricite de France	465,825
20,104		Sanofi-Aventis	1,168,697
10,013		Societe Generale	575,061
27,897		Thales S.A.	942,065
			5,268,742
		Germany: 3.0%
4,264		Allianz AG	495,178
9,815		Siemens AG	960,109
			1,455,287
		Italy: 3.4%
35,705		ERG S.p.A.	465,410
1,106,551		Telecom Italia S.p.A. RNC	1,150,079
			1,615,489
		Japan: 30.5%
79,200		Coca-Cola West Holdings Co., Ltd.	1,434,254
117,000		Dai Nippon Printing Co., Ltd.	1,412,229
31,300		Fuji Photo Film Co., Ltd.	974,706
38,000		JS Group Corp.	765,768
20,000		Kao Corp.	472,932
19,600		Mabuchi Motor Co., Ltd.	984,170
40,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	891,796
2,400		Nintendo Co., Ltd.	670,001
66,934		Nippon Telegraph & Telephone Corp. ADR	1,395,574
7,600		Rohm Co., Ltd.	478,948
47,100		Sega Sammy Holdings, Inc.	692,681
84,000		Sekisui House Ltd.	744,045
41,900		Seven & I Holdings Co., Ltd.	1,000,115
41,900		Shiseido Co., Ltd.	934,845
111,000		Sumitomo Trust & Banking Co., Ltd.	614,285
5,200		Takeda Pharmaceutical Co., Ltd.	238,620
79,000		Wacoal Holdings Corp.	1,033,434
			14,738,403
		Netherlands: 4.4%
26,550		Royal Dutch Shell PLC ADR - Class B	1,418,301
35,310		Wolters Kluwer NV	712,667
			2,130,968
		South Africa: 5.6%
29,202		Anglogold Ashanti Ltd. ADR	1,183,265
72,804		Gold Fields Ltd.	984,153
19,678		Impala Platinum Holdings Ltd.	533,108
			2,700,526
		South Korea: 5.0%
68,830		Korea Electric Power Corp. ADR	969,815
88,613		SK Telecom Co., Ltd. ADR	1,451,482
			2,421,297

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
		Switzerland: 1.4%
40,818	@	UBS AG - Reg		$692,681
				692,681
		United Kingdom: 8.1%
19,069		AstraZeneca PLC		956,115
27,985		BP PLC ADR		1,076,583
51,630		GlaxoSmithKline PLC		901,438
424,035		Vodafone Group PLC		988,716
				3,922,852
		Total Common Stock
		(Cost $47,666,469)		46,895,872
SHORT-TERM INVESTMENTS: 2.3%
		Affiliated Mutual Fund: 2.3%
1,122,047		ING Institutional Prime Money Market Fund - Class I		1,122,047
		Total Short-Term Investments
		(Cost $1,122,047)		1,122,047
		Total Investments in Securities
		(Cost $48,788,516)*	99.4%	$48,017,919
		Other Assets and Liabilities - Net	0.6	279,556
		Net Assets	100.0%	$48,297,475

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $50,215,421.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,006,209
		Gross Unrealized Depreciation		(7,203,711)
		Net Unrealized Depreciation		$(2,197,502)

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	8.1%
Consumer Staples	10.2
Energy	11.2
Financials	8.2
Health Care	6.7
Industrials	13.1
Information Technology	7.5
Materials	15.3
Telecommunication Services	12.3
Utilities	4.5
Short-Term Investments	2.3
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,530,783	$—	$1,530,783
Belgium	—	953,155	—	953,155
Bermuda	693,688	—	—	693,688
Brazil	1,470,491	—	—	1,470,491
Canada	6,326,840	—	—	6,326,840
Finland	974,670	—	—	974,670
France	—	5,268,742	—	5,268,742
Germany	—	1,455,287	—	1,455,287
Italy	—	1,615,489	—	1,615,489
Japan	1,395,574	13,342,829	—	14,738,403
Netherlands	1,418,301	712,667	—	2,130,968
South Africa	1,183,265	1,517,261	—	2,700,526
South Korea	2,421,297	—	—	2,421,297
Switzerland	692,681	—	—	692,681
United Kingdom	2,065,299	1,857,553	—	3,922,852
Total Common Stock	18,642,106	28,253,766	—	46,895,872
Short-Term Investments	1,122,047	—	—	1,122,047
Total Investments, at value	$19,764,153	$28,253,766	$—	$48,017,919

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.4%
		Consumer Discretionary: 1.5%
247,700	@, L	CTC Media, Inc.	$4,466,031
1,324,122	@, I	RBC Information Systems	1,474,794
			5,940,825
		Consumer Staples: 4.1%
200,000	@, I	Avangardco Investments Public Ltd. GDR	2,580,000
104,500	@	Central European Distribution Corp.	2,724,315
80,100		Magnit OAO	7,858,478
91,800	@	X5 Retail Group N.V. GDR	3,442,796
			16,605,589
		Energy: 28.7%
531,100	@	Lukoil-Spon ADR	30,325,810
311,200		Novatek OAO GDR	23,377,440
3,321,800		OAO Gazprom	17,872,436
151,600	@	OAO Gazprom ADR	3,071,416
1,790,713	@, L	OAO Rosneft Oil Co. GDR	11,973,970
1,387,400	L	Surgutneftegaz ADR	14,083,124
489,333		Tatneft GDR	15,135,098
			115,839,294
		Financials: 14.6%
1,039,000	I	Bank St. Petersburg BRD - Class S	3,373,533
16,732,321		Sberbank of Russian Federation	46,850,499
1,612,000	L	VTB Bank OJSC GDR	8,746,035
			58,970,067
		Health Care: 1.2%
165,165	@	Pharmstandard - Reg S GDR	3,958,942
250,600	@, I	Protek	944,762
			4,903,704
		Industrials: 1.1%
1,800,000	I	Aeroflot - Russian International Airlines	3,600,000
6,060,000		Novorossiysk Sea Trade Port BRD	945,780
			4,545,780
		Materials: 23.3%
241,100	@, L	Evraz Group S.A. GDR - Reg S	6,436,828
96,000		Kazakhmys PLC	1,829,236
490,680	@	LSR Group GDR	4,472,122
832,100		Mechel OAO ADR	18,123,138
1,049,521		MMC Norilsk Nickel ADR	17,086,202
1,571,400		Novolipetsk Steel	4,885,743
497,600	@, L	Polymetal GDR	6,523,536
381,500	L	Polyus Gold Co. ZAO ADR	9,194,150
572,600		Raspadskaya - Class S	2,258,626
500,000	@	Severstal GDR	5,915,659
100,000	@, I	Sibirskiy Cement OAO	1,750,000
666,290	L	Uralkali GDR	14,022,062
18,800	I	Vsmpo-Avisma Corp.	1,864,575
			94,361,877
		Telecommunication Services: 9.6%
568,400	@, L	Comstar United Telesystems GDR	3,669,200
875,000		Mobile Telesystems Finance S.A. ADR	19,425,000
243,000		Sistema JSFC GDR	5,967,565
478,400	@	VimpelCom Ltd. ADR	7,802,704
612,800	I	VolgaTelecom	1,918,251
			38,782,720
		Utilities: 12.3%
1,666,111,200	@	Federal Grid Co. Unified Energy System JSC	18,490,951
43,769,600	@, I	Holding MRSK OAO	6,033,048
20,000,000		Mosenergo OAO	2,035,343
99,532,300	@, I	OGK-2 OAO	5,095,791
19,854,152	@	RusHydro-Preferential Offer	1,033,531
252,553,996	@	RusHydro	13,146,989
5,787,696,000		Territorial Generating Co. 1	3,766,054
			49,601,707
		Total Common Stock
		(Cost $324,436,076)	389,551,563
MUTUAL FUNDS: 0.4%
		Hedge Fund: 0.4%
636,687	@, I, X	RenShares Utilities Ltd.	1,406,015
		Total Mutual Funds
		(Cost $752,296)	1,406,015

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2010 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 1.5%
		Energy: 1.1%
10,200,000		Surgutneftegaz		$4,647,359
				4,647,359
		Financials: 0.4%
445,000	I	Bank St Petersburg OJSC		1,444,872
				1,444,872
		Total Preferred Stock
		(Cost $4,584,601)		6,092,231
		Total Long-Term Investments
		(Cost $329,772,973)		397,049,809
SHORT-TERM INVESTMENTS: 7.5%
		Securities Lending Collateral(cc): 7.5%
29,687,759		BNY Mellon Overnight Government Fund (1)		29,687,759
841,448	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		673,158
		Total Short-Term Investments
		(Cost $30,529,207)		30,360,917
		Total Investments in Securities
		(Cost $360,302,180)*	105.8%	$427,410,726
		Other Assets and Liabilities - Net	(5.8)	(23,304,605)
		Net Assets	100.0%	$404,106,121

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $367,627,429.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$95,675,696
		Gross Unrealized Depreciation		(35,892,399)
		Net Unrealized Appreciation		$59,783,297

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	7/31/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$5,940,825	$—	$—	$5,940,825
Consumer Staples	13,162,793	3,442,796	—	16,605,589
Energy	51,269,662	64,569,632	—	115,839,294
Financials	58,970,067	—	—	58,970,067
Health Care	944,762	3,958,942	—	4,903,704
Industrials	4,545,780	—	—	4,545,780
Materials	75,708,032	18,653,845	—	94,361,877
Telecommunication Services	35,113,520	3,669,200	—	38,782,720
Utilities	36,454,718	13,146,989	—	49,601,707
Total Common Stock	282,110,159	107,441,404	—	389,551,563
Mutual Funds	—	—	1,406,015	1,406,015
Preferred Stock	6,092,231	—	—	6,092,231
Short-Term Investments	29,687,759	—	673,158	30,360,917
Total Investments, at value	$317,890,149	$107,441,404	$2,079,173	$427,410,726

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended July 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	7/31/2010
Asset Table
Investments, at value
Mutual Funds	$1,299,101	$—	$—	$—	$—	$106,914	$—	$—	$1,406,015
Short-Term Investments	673,158	—	—	—	—	—	—	—	673,158
Total Investments, at value	$1,972,254	$—	$—	$—	$—	$106,914	$—	$—	$2,079,173

As of July 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $106,914.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 24, 2010